UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal Trust I

(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust I
234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

Gotham Enhanced 500 ETF Tailored Shareholder Report

annual shareholder report September 30, 2025

Gotham Enhanced 500 ETF

Ticker: GSPY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Gotham Enhanced 500 ETF (the "Fund") for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.gothametfs.com/gspy. You can also request this information by contacting us at (855) 998-4779 or by writing to the Gotham Enhanced 500 ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gotham Enhanced 500 ETF	$54	0.50%

Cumulative Performance

(Initial Investment of $10,000)

Gotham Enhanced 500 ETF - $18,936
S&P 500® Total Return Index - $19,218
$20,000
$19,000
$18,000
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
12/28/2020
5/31/2021
11/30/2021
5/31/2022
11/30/2022
5/31/2023
11/30/2023
5/31/2024
11/30/2024
5/31/2025
9/30/2025

Annual Performance

Annualized Returns for the Period Ended September 30, 2025	1 Year	Since Inception ( 12/28/2020 )
Gotham Enhanced 500 ETF	17.01%	14.37%
S&P 500® Total Return Index	17.60%	14.72%

How did the Fund perform last year and what affected its performance?

• For the fiscal year ended 9/30/2025, the Gotham Enhanced 500 ETF returned 17.01% and the S&P 500 Total Return Index returned 17.60%.

• Top contributors and detractors by sector and stock positions are below:

Sector Contributors/Detractors

	Contribution	Average Exposure
Largest Contributors
Information Technology	8.01%	30.11%
Communication Services	3.87%	13.04%

Largest Detractors
Health Care	-0.59%	9.37%

Stock Contributors/Detractors

	Contribution	Average Exposure
Largest Contributors
NVIDIA Corporation	2.79%	6.09%
Alphabet Inc	2.01%	4.44%

Largest Detractors
Merck & Co Inc	-0.29%	0.98%
UnitedHealth Group Incorporated	-0.27%	0.89%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.gothametfs.com/gspy for more recent performance information.

Gotham Enhanced 500 ETF Tailored Shareholder Report

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Thousands)	$638,148
Number of Holdings	503
Net Advisory Fee Paid	$2,675,982
Portfolio Turnover Rate	135%

What did the Fund invest in?

(as of September 30, 2025)

Sector Breakdown

(% of total net assets)

Tech Hardware & Semiconductors 21.0%
Media 12.2%
Software & Tech Services 10.8%
Health Care 9.1%
Financial Services 8.7%
Industrial Products 7.3%
Retail & Wholesale 6.2%
Consumer Staple Products 3.7%
Banking 3.4%
Industrial Services 2.8%
Insurance 2.8%
Consumer Discretionary Products 2.4%
Oil & Gas 2.1%
Telecommunications 1.7%
Consumer Discretionary Services 1.4%
Materials 1.3%
Real Estate 1.1%
Retail & Wholesale 1.0%
Utilities 0.9%
Renewable Energy 0.0%
Cash & Other 0.1%

Top Ten Holdings	(% of total net assets)
Microsoft Corp.	7.4
NVIDIA Corp.	6.9
Apple, Inc.	6.2
Alphabet, Inc. - Class A	4.8
Amazon.com, Inc.	4.5
Meta Platforms, Inc. - Class A	3.7
Visa, Inc. - Class A	2.1
Broadcom, Inc.	2.1
Berkshire Hathaway, Inc. - Class B	1.8
JPMorgan Chase & Co.	1.5

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.

How has the Fund changed?

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub‑Administrator for each series of Tidal Trust I, including the Fund.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.gothametfs.com/gspy.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Gotham 1000 Value ETF Tailored Shareholder Report

annual shareholder report September 30, 2025

Gotham 1000 Value ETF

Ticker: GVLU (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Gotham 1000 Value ETF (the "Fund") for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.gothametfs.com/gvlu. You can also request this information by contacting us at (855) 998-4779 or by writing to the Gotham 1000 Value ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gotham 1000 Value ETF	$51	0.50%

Cumulative Performance

(Initial Investment of $10,000)

Gotham 1000 Value ETF - $13,427
Russell 1000 Total Return Index - $16,772
Russell 1000 Value Total Return Index - $13,676
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
6/7/2022
9/30/2022
1/31/2023
5/31/2023
9/30/2023
1/31/2024
5/31/2024
9/30/2024
1/31/2025
5/31/2025
9/30/2025

Annual Performance

Annualized Returns for the Period Ended September 30, 2025	1 Year	Since Inception ( 6/7/2022 )
Gotham 1000 Value ETF	5.62%	9.30%
Russell 1000 Total Return Index	17.75%	16.88%
Russell 1000 Value Total Return Index	9.44%	9.90%

How did the Fund perform last year and what affected its performance?

• For the fiscal year ended 9/30/2025, the Gotham 1000 Value ETF returned 5.62% and the Russell 1000 Value Index returned 9.44%.

• Top contributors and detractors by sector and stock positions are below:

Sector Contributors/Detractors

	Contribution	Average Exposure
Largest Contributors
Consumer Discretionary	1.76%	15.54%
Industrials	1.45%	14.47%

Largest Detractors
Consumer Staples	-0.79%	11.42%
Health Care	-0.35%	13.50%

Stock Contributors/Detractors

	Contribution	Average Exposure
Largest Contributors
Kinross Gold Corp	0.52%	0.47%
Western Digital Corp	0.46%	0.37%

Largest Detractors
Centene Corp	-0.24%	0.43%
Conagra Brands Inc	-0.24%	0.47%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.gothametfs.com/gvlu for more recent performance information.

Gotham 1000 Value ETF Tailored Shareholder Report

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Thousands)	$207,564
Number of Holdings	473
Net Advisory Fee Paid	$922,459
Portfolio Turnover Rate	210%

What did the Fund invest in?

(as of September 30, 2025)

Sector Breakdown

(% of total net assets)

Health Care 14.6%
Insurance 10.1%
Consumer Staple Products 9.7%
Industrial Services 7.2%
Oil & Gas 6.8%
Materials 6.6%
Consumer Discretionary Products 5.8%
Industrial Products 5.6%
Retail & Wholesale - Discretionary 5.4%
Media 5.2%
Software & Tech Services 4.4%
Tech Hardware & Semiconductors 4.2%
Financial Services 3.9%
Consumer Discretionary Services 3.5%
Retail & Wholesale - Staples 2.5%
Telecommunications 2.1%
Utilities 1.1%
Real Estate 0.6%
Renewable Energy 0.5%
Banking 0.1%
Cash & Other 0.2%

Top Ten Holdings	(% of total net assets)
Primoris Services Corp.	0.6
Kinross Gold Corp	0.6
Western Digital Corp.	0.6
Newmont Corp.	0.6
Paramount Skydance Corp. - Class B	0.6
NEXTracker, Inc. - Class A	0.5
Macy's, Inc.	0.5
TC Energy Corp.	0.5
Molina Healthcare, Inc.	0.5
Dollar General Corp.	0.5

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.

How has the Fund changed?

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub‑Administrator for each series of Tidal Trust I, including the Fund.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.gothametfs.com/gvlu.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Gotham Short Strategies ETF Tailored Shareholder Report

annual shareholder report September 30, 2025

Gotham Short Strategies ETF

Ticker: SHRT (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Gotham Short Strategies ETF (the "Fund") for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.gothametfs.com/shrt. You can also request this information by contacting us at (855) 998-4779 or by writing to the Gotham Short Strategies ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gotham Short Strategies ETF	$129	1.35%

Cumulative Performance

(Initial Investment of $10,000)

Gotham Short Strategies ETF - $7,459
S&P 500® Total Return Index - $41,529
50% Inverse of the S&P 500® Total Return Index - $4,163
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
9/30/2015
10/31/2016
11/30/2017
12/31/2018
1/31/2020
2/28/2021
3/31/2022
4/30/2023
5/31/2024
9/30/2025

Annual Performance

Annualized Returns for the Period Ended September 30, 2025	1 Year	5 Year	10 Year
Gotham Short Strategies ETF	-9.47%	0.92%	-2.89%
S&P 500 Total Return Index	17.60%	16.47%	15.30%
50% Inverse of the S&P 500 Total Return Index	-8.95%	-9.30%	-8.39%

How did the Fund perform last year and what affected its performance?

• For the fiscal year ended 9/30/2025, the Gotham Short Strategies ETF returned -9.47% and the 50% Inverse of the S&P 500 returned -8.95%.

• The spread for the fiscal year was -5.15%¹.

• The long portfolio contributed 11.96% for the fiscal year. The short portfolio detracted -25.68% for the fiscal year.

• Top contributors and detractors by sector and stock positions are below:

Sector Contributors/Detractors

		Contribution	Average Exposure
	Largest Contributors
Long	Information Technology	2.69%	19.31%
	Materials	2.62%	9.99%
Short	Health Care	1.10%	-14.82%
	Consumer Staples	0.22%	-7.92%

	Largest Detractors
Long	Health Care	-1.55%	18.85%
Short	Information Technology	-13.88%	-31.49%
	Industrials	-4.09%	-26.02%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.gothametfs.com/shrt for more recent performance information.

Gotham Short Strategies ETF Tailored Shareholder Report

Stock Contributors/Detractors

		Contribution	Average Exposure
	Largest Contributors
Long	Western Digital Corp	1.40%	1.20%
	Pan American Silver Corp	0.87%	1.37%
Short	Sarepta Therapeutics Inc	1.67%	-1.27%
	Dow Inc	1.02%	-1.97%

	Largest Detractors
Long	Gartner Inc	-0.68%	0.67%
	FMC Corp.	-0.67%	1.33%
Short	AppLovin Corporation	-2.07%	-1.37%
	Credo Technology Group Holding Ltd	-1.60%	-1.38%

¹ The spread is defined as how much the Fund's long portfolio outperformed its short portfolio adjusted for leverage (i.e. 100% long the long portfolio less 100% long the short portfolio).

Gotham Short Strategies ETF Tailored Shareholder Report

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Thousands)	$12,740
Number of Holdings	591
Total Advisory Fee Paid	$163,321
Portfolio Turnover Rate	685%

What did the Fund invest in?*

(as of September 30, 2025)

Sector Breakdown

(% of total net assets)

Software & Tech Services 14.2%
Health Care 12.3%
Tech Hardware & Semiconductors 10.9%
Consumer Staple Products 7.3%
Oil & Gas 7.2%
Industrial Services 7.0%
Industrial Products 6.4%
Retail & Wholesale - Staples 5.6%
Media 4.8%
Retail & Wholesale - Discretionary 3.9%
Consumer Discretionary Services 2.0%
Materials 2.0%
Telecommunications 1.6%
Consumer Discretionary Products 0.8%
Utilities 0.7%
Financial Services 0.1%
Cash & Other 13.2%

*	Sector Breakdown and Top Ten Holdings are of the long positions only and do not include the underlying referenced securities that are held via swap (both long and short).

Top Ten Holdings	(% of total net assets)
APA Corp.	1.9
Antero Resources Corp.	1.8
Analog Devices, Inc.	1.8
Five Below, Inc.	1.7
Ciena Corp.	1.7
Micron Technology, Inc.	1.5
Pfizer, Inc.	1.5
SoundHound AI, Inc. - Class A	1.5
HF Sinclair Corp.	1.4
Keysight Technologies, Inc.	1.3

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.

How has the Fund changed?

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub‑Administrator for each series of Tidal Trust I, including the Fund.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.gothametfs.com/shrt.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least two audit committee financial experts serving on its audit committee. Mr. Dusko Culafic and Mr. Eduardo Mendoza are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Gotham Enhanced 500 ETF

	FYE 9/30/2025	FYE 9/30/2024
( a ) Audit Fees	$13,500	$13,125
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$2,750	$2,625
( d ) All Other Fees	N/A	N/A

Gotham 1000 Value ETF

	FYE 9/30/2025	FYE 9/30/2024
( a ) Audit Fees	$13,500	$13,125
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$2,750	$2,625
( d ) All Other Fees	N/A	N/A

Gotham Short Strategies ETF

	FYE 9/30/2025	FYE 9/30/2024
( a ) Audit Fees	$13,500	$23,425
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$2,750	N/A
( d ) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 9/30/2025	FYE 9/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 9/30/2025	FYE 9/30/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Dusko Culafic, Eduardo Mendoza, and Mark H.W. Baltimore.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Annual Financial Statements

& Other Information

September 30, 2025

Tidal Trust I

• Gotham 1000 Value ETF	| GVLU	| NYSE Arca, Inc.
• Gotham Enhanced 500 ETF	| GSPY	| NYSE Arca, Inc.
• Gotham Short Strategies ETF	| SHRT	| NYSE Arca, Inc.

Gotham ETFs

Gotham 1000 Value ETF

Schedule of Investments

September 30, 2025

COMMON STOCKS - 99.8%	Shares	Value
Banking - 0.1%
Bank OZK	3,481	$177,461
Columbia Banking System, Inc.	601	15,470
Intercorp Financial Services, Inc.(a)	68	2,743
		195,674

Consumer Discretionary Products - 5.8%
Aptiv PLC(b)	10,776	929,107
BorgWarner, Inc.	10,046	441,622
BRP, Inc.(a)	8,809	535,411
Brunswick Corp.(a)	10,689	675,972
Crocs, Inc.(a)(b)	10,233	854,967
Dorman Products, Inc. (b)	194	30,241
Ford Motor Co.	77,873	931,361
General Motors Co.	3,934	239,856
Gentex Corp.	24,487	692,982
Griffon Corp.	2,870	218,551
Harley-Davidson, Inc.	24,546	684,833
Hasbro, Inc.	4,517	342,614
LCI Industries	157	14,625
Lear Corp.	554	55,738
Levi Strauss & Co. - Class A	30,388	708,040
Magna International, Inc.	13,041	617,883
Nike, Inc. - Class B	4,765	332,263
Polaris, Inc.(a)	13,009	756,213
PVH Corp.	7,354	616,045
Ralph Lauren Corp. - Class A	720	225,763
Scotts Miracle-Gro Co.	6,746	384,185
Somnigroup International, Inc.	39	3,289
Tapestry, Inc.	257	29,098
Thor Industries, Inc.(a)	2,042	211,735
Visteon Corp.	6,352	761,351
Whirlpool Corp.	4,344	341,438
YETI Holdings, Inc.(b)	10,730	356,021
		11,991,204

Consumer Discretionary Services - 3.5%
Adtalem Global Education, Inc. (b)	1,620	250,209
Boyd Gaming Corp.	2,695	232,983
Bright Horizons Family Solutions, Inc.(b)	674	73,176
Brinker International, Inc. (b)	4,772	604,517
Caesars Entertainment, Inc.(b)	18,338	495,584
Carnival Corp. (b)	1,557	45,013
Churchill Downs, Inc.	1,717	166,566
Cinemark Holdings, Inc.(a)	23,288	652,530
Darden Restaurants, Inc.	13	2,475

The accompanying notes are an integral part of these financial statements.

Domino's Pizza, Inc.	557	$240,462
Graham Holdings Co. - Class B	847	997,182
Grand Canyon Education, Inc.(b)	682	149,713
Life Time Group Holdings, Inc.(b)	10,812	298,411
Red Rock Resorts, Inc. - Class A	9,221	563,034
Restaurant Brands International, Inc.	7,058	452,700
Service Corp. International	1,620	134,816
Stride, Inc.(a)(b)	3,955	589,058
United Parks & Resorts, Inc. (b)	4,020	207,834
Vail Resorts, Inc.(a)	4,363	652,574
Wendy's Co.	17,588	161,106
Wyndham Hotels & Resorts, Inc.(a)	2,381	190,242
Wynn Resorts Ltd.	337	43,227
		7,203,412

Consumer Staple Products - 9.7%
Altria Group, Inc.	11,351	749,847
BellRing Brands, Inc.(b)	16,789	610,280
Boston Beer Co., Inc. - Class A(b)	1,100	232,562
Brown-Forman Corp. - Class B(a)	27,947	756,805
Cal-Maine Foods, Inc.	9,707	913,429
Campbell's Co.(a)	22,681	716,266
Church & Dwight Co., Inc.	4,658	408,181
Clorox Co.	6,315	778,639
Coca-Cola Co.	1,495	99,148
Coca-Cola Consolidated, Inc.	3,073	360,033
Colgate-Palmolive Co.	5,942	475,003
Conagra Brands, Inc.	53,279	975,538
Constellation Brands, Inc. - Class A	6,843	921,547
Coty, Inc. - Class A(b)	73,842	298,322
Darling Ingredients, Inc.(b)	6,116	188,801
Estee Lauder Cos., Inc. - Class A	45	3,965
Flowers Foods, Inc.	54,010	704,831
General Mills, Inc.	14,472	729,678
Hershey Co.	2,368	442,934
Ingredion, Inc.	3,892	475,252
J.M. Smucker Co.	6,093	661,700
Kenvue, Inc.	29,089	472,114
Keurig Dr Pepper, Inc.	24,009	612,470
Kimberly-Clark Corp.	3,979	494,749
Kraft Heinz Co.	32,667	850,649
Lamb Weston Holdings, Inc.	12,904	749,464
Molson Coors Beverage Co. - Class B	19,332	874,773
National Beverage Corp. (b)	11,178	412,692
PepsiCo, Inc.	2,341	328,770
Perrigo Co. PLC	7,220	160,789
Pilgrim's Pride Corp.	24,399	993,527
Post Holdings, Inc.(b)	1,323	142,196
Prestige Consumer Healthcare, Inc.(b)	9,145	570,648
Reynolds Consumer Products, Inc.	28,612	700,136
Simply Good Foods Co.(b)	16,347	405,733

The accompanying notes are an integral part of these financial statements.

Tyson Foods, Inc. - Class A	15,649	$849,741
		20,121,212

Financial Services - 3.9%
Block, Inc. - Class A(b)	2,393	172,942
Broadridge Financial Solutions, Inc.	377	89,790
Cboe Global Markets, Inc.	717	175,844
Corpay, Inc.(b)	523	150,655
Enact Holdings, Inc.	2,195	84,156
Euronet Worldwide, Inc.(b)	8,337	732,072
FactSet Research Systems, Inc.	2,515	720,522
Fidelity National Financial, Inc.	3,614	218,611
First American Financial Corp.	12,612	810,195
Fiserv, Inc.(b)	4,131	532,610
Global Payments, Inc.	8,183	679,844
Jack Henry & Associates, Inc.	3,205	477,321
MarketAxess Holdings, Inc.	4,190	730,108
MGIC Investment Corp.	7	199
Morningstar, Inc.	2,316	537,335
Payoneer Global, Inc.(b)	17,501	105,881
PayPal Holdings, Inc.(b)	9,588	642,971
Western Union Co.	82,317	657,713
WEX, Inc.(b)	3,328	524,260
		8,043,029

Health Care - 14.6%
Align Technology, Inc.(b)	5,258	658,407
Alkermes PLC(b)	32,972	989,160
Amgen, Inc.	778	219,552
Avantor, Inc.(b)	21,870	272,938
Bausch Health Cos., Inc.(b)	51,733	333,678
Baxter International, Inc.	38,382	873,958
Becton Dickinson & Co.	360	67,381
Biogen, Inc.(b)	6,397	896,092
BioMarin Pharmaceutical, Inc.(b)	14,778	800,376
Bio-Rad Laboratories, Inc. - Class A(b)	3,046	854,068
Bristol-Myers Squibb Co.	20,862	940,876
Catalyst Pharmaceuticals, Inc.(b)	26,141	514,978
Centene Corp.(b)	28,952	1,033,007
Charles River Laboratories International, Inc.(b)	2,652	414,932
Chemed Corp.	966	432,517
Cigna Group	3,003	865,615
Concentra Group Holdings Parent, Inc.	12,293	257,293
CVS Health Corp.	8,090	609,905
DaVita, Inc.(a)(b)	3,859	512,745
Elevance Health, Inc.	2,982	963,544
Envista Holdings Corp.(b)	4,276	87,102
Exelixis, Inc.(b)	23,523	971,500
GE HealthCare Technologies, Inc.	1,284	96,428
Gilead Sciences, Inc.	3,153	349,983
Haemonetics Corp.(b)	8,064	393,039

The accompanying notes are an integral part of these financial statements.

Halozyme Therapeutics, Inc.(b)	9,828	$720,786
HCA Healthcare, Inc.	1,922	819,156
Hologic, Inc.(b)	5,975	403,253
Humana, Inc.	3,524	916,839
ICU Medical, Inc.(b)	6,584	789,817
Illumina, Inc.(b)	6,604	627,182
Incyte Corp.(b)	7,645	648,372
Indivior PLC(b)	6,310	152,134
IQVIA Holdings, Inc.(b)	1,246	236,665
Jazz Pharmaceuticals PLC(b)	3,959	521,796
Lantheus Holdings, Inc.(b)	19,379	993,949
LivaNova PLC(b)	2,255	118,117
Medpace Holdings, Inc.(b)	228	117,229
Merck & Co., Inc.	8,524	715,419
Molina Healthcare, Inc.(b)	5,426	1,038,319
Neurocrine Biosciences, Inc.(b)	407	57,135
Option Care Health, Inc.(b)	209	5,802
Organon & Co.	44,020	470,134
Pfizer, Inc.	30,311	772,324
PTC Therapeutics, Inc.(b)	15,693	963,079
QIAGEN NV	978	43,697
Regeneron Pharmaceuticals, Inc.	1,165	655,045
ResMed, Inc.	663	181,483
Sotera Health Co.(b)	28,332	445,662
STERIS PLC	351	86,851
Teleflex, Inc.	1,986	243,007
Tenet Healthcare Corp. (b)	3,454	701,300
United Therapeutics Corp.(b)	838	351,298
UnitedHealth Group, Inc.	2,688	928,166
Universal Health Services, Inc. - Class B	3,094	632,537
Vertex Pharmaceuticals, Inc.(b)	298	116,709
Viatris, Inc.	3,144	31,126
Zimmer Biomet Holdings, Inc.(a)	1,030	101,455
Zoetis, Inc. - Class A	1,837	268,790
		30,283,707

Industrial Products - 5.6%
A.O. Smith Corp.	4,222	309,937
AAR Corp. (b)	1,322	118,544
AGCO Corp.	4,227	452,585
Allegion PLC	237	42,032
Allison Transmission Holdings, Inc.	7,164	608,080
Atkore, Inc.	3,848	241,423
ATS Corp.(b)	5,111	133,908
AZZ, Inc.	4,359	475,698
Cactus, Inc. - Class A	7,355	290,302
Chart Industries, Inc.(a)(b)	1,276	255,391
ESCO Technologies, Inc.	1,455	307,165
Fortive Corp.	9,486	464,719
Gates Industrial Corp. PLC(b)	5,613	139,315
Generac Holdings, Inc. (b)	524	87,718

The accompanying notes are an integral part of these financial statements.

General Dynamics Corp.	1,137	$387,717
Graco, Inc.	1,002	85,130
Hayward Holdings, Inc.(b)	21,255	321,376
Itron, Inc.(b)	3,722	463,612
Keysight Technologies, Inc.(b)	560	97,955
L3Harris Technologies, Inc.	94	28,709
Littelfuse, Inc.	295	76,408
Middleby Corp.(b)	3,216	427,503
MSA Safety, Inc.	10	1,721
Mueller Industries, Inc.	361	36,501
Mueller Water Products, Inc. - Class A	14,694	374,991
nVent Electric PLC	4,166	410,934
Oshkosh Corp.	5,857	759,653
Otis Worldwide Corp.	1,788	163,477
Pentair PLC	2,138	236,805
Powell Industries, Inc.(a)	777	236,837
Regal Rexnord Corp.(a)	4,600	659,824
REV Group, Inc.	3,364	190,638
Sensata Technologies Holding PLC	19,602	598,841
Snap-on, Inc.	385	133,414
Stanley Black & Decker, Inc.	4,066	302,226
TE Connectivity PLC	198	43,467
Timken Co.	612	46,010
Toro Co.	10,167	774,725
Valmont Industries, Inc.	1,511	585,860
Vertiv Holdings Co. - Class A	20	3,017
Vontier Corp.	4,771	200,239
Watts Water Technologies, Inc. - Class A	466	130,144
		11,704,551

Industrial Services - 7.2%
ADT, Inc.	101,238	881,783
American Airlines Group, Inc.(b)	11,735	131,901
APi Group Corp.(b)	1,502	51,624
Automatic Data Processing, Inc.	210	61,635
Brady Corp. - Class A	2,191	170,964
Canadian National Railway Co.	4,039	380,878
Canadian Pacific Kansas City Ltd.	2,287	170,359
CH Robinson Worldwide, Inc.	1,371	181,520
Delta Air Lines, Inc.	3,363	190,850
Dycom Industries, Inc.(b)	38	11,087
Emcor Group, Inc.	387	251,372
Everus Construction Group, Inc.(b)	10	858
Expeditors International of Washington, Inc.	1,797	220,294
FedEx Corp.	2,961	698,233
Fluor Corp. (b)	4,240	178,377
Frontdoor, Inc.(b)	8,818	593,363
GEO Group, Inc. - REIT(b)	8,723	178,734
GFL Environmental, Inc.	1,312	62,163
IES Holdings, Inc.(b)	32	12,725
Installed Building Products, Inc.	381	93,977

The accompanying notes are an integral part of these financial statements.

Jacobs Solutions, Inc.	1,897	$284,284
JB Hunt Transport Services, Inc.	4,319	579,480
John Wiley & Sons, Inc. - Class A	981	39,701
Korn Ferry	2,249	157,385
Matson, Inc.	339	33,422
MSC Industrial Direct Co., Inc. - Class A	1,959	180,502
MYR Group, Inc.(b)	2,124	441,856
Primoris Services Corp.	9,124	1,252,999
RB Global, Inc.(a)	93	10,078
Resideo Technologies, Inc.(b)	11,140	481,025
Rush Enterprises, Inc. - Class A	9,930	530,957
Ryder System, Inc.	2,987	563,468
SkyWest, Inc.(b)	2,865	288,276
Sterling Infrastructure, Inc.(b)	21	7,133
Tetra Tech, Inc.	23,548	786,032
TFI International, Inc.	7,833	689,774
TopBuild Corp.(b)	1,753	685,178
TriNet Group, Inc.	7,013	469,100
Tutor Perini Corp.(b)	10,067	660,295
UniFirst Corp.	3,116	520,964
Union Pacific Corp.	544	128,585
United Parcel Service, Inc. - Class B	8,938	746,591
United Rentals, Inc.	279	266,350
WESCO International, Inc.	257	54,356
WillScot Holdings Corp.	22,010	464,631
		14,845,119
Insurance - 10.1%
Allstate Corp.	4,616	990,824
Arch Capital Group Ltd.	8,480	769,390
Aspen Insurance Holdings Ltd. - Class A(b)	3,934	144,417
Assurant, Inc.	1,826	395,512
Assured Guaranty Ltd.	9,804	829,909
Axis Capital Holdings Ltd.	8,838	846,680
Brighthouse Financial, Inc.(b)	12,458	661,271
Chubb Ltd.	2,547	718,891
Erie Indemnity Co. - Class A	1,169	371,929
F&G Annuities & Life, Inc.	12,369	386,779
Globe Life, Inc.	5,799	829,083
Hanover Insurance Group, Inc.	5,482	995,696
Hartford Financial Services Group, Inc.	3,978	530,625
Kemper Corp.	7,241	373,274
Kinsale Capital Group, Inc.	1,314	558,792
Lincoln National Corp.	19,358	780,708
Markel Group, Inc.(b)	376	718,671
Marsh & McLennan Cos., Inc.	1,574	317,208
Mercury General Corp.	5,805	492,148
MetLife, Inc.	9,158	754,344
Old Republic International Corp.	14,277	606,344
Palomar Holdings, Inc.(b)	3,748	437,579
Primerica, Inc.	2,370	657,888

The accompanying notes are an integral part of these financial statements.

Progressive Corp.	3,746	$925,075
Prudential Financial, Inc.	1,938	201,048
Reinsurance Group of America, Inc.	2,856	548,723
RenaissanceRe Holdings Ltd.	4,000	1,015,720
Selective Insurance Group, Inc.	10,725	869,476
Sun Life Financial, Inc.	8,161	489,905
Travelers Cos., Inc.	2,772	773,998
Unum Group	3,067	238,551
W.R. Berkley Corp.	2,306	176,686
White Mountains Insurance Group Ltd.	451	753,855
Willis Towers Watson PLC(a)	2,342	809,044
		20,970,043

Materials - 6.6%
Agnico Eagle Mines Ltd.(a)	3,443	580,352
Alcoa Corp.(a)	11,653	383,267
Avery Dennison Corp.	381	61,787
Axalta Coating Systems Ltd.(b)	4,435	126,930
Barrick Mining Corp.	31,546	1,033,762
Cabot Corp.	5,238	398,350
Carpenter Technology Corp.	690	169,423
Celanese Corp.	529	22,260
CF Industries Holdings, Inc.	7,753	695,444
Corteva, Inc.	2,940	198,832
Crown Holdings, Inc.	7,521	726,453
DuPont de Nemours, Inc.	766	59,671
Element Solutions, Inc.	13,730	345,584
Greif, Inc. - Class A	1,947	116,353
HB Fuller Co.	3,949	234,097
Hudbay Minerals, Inc.	48,635	737,306
IAMGOLD Corp. (b)	65,394	845,544
International Flavors & Fragrances, Inc.	11,816	727,157
James Hardie Industries PLC(a)(b)	30,497	585,847
Kinross Gold Corp.(a)	50,342	1,250,999
Minerals Technologies, Inc.	981	60,940
NewMarket Corp.	867	718,058
Newmont Corp.	14,545	1,226,289
Owens Corning	4,430	626,668
Pan American Silver Corp.(a)	24,514	949,427
Royal Gold, Inc.	338	67,796
Sandstorm Gold Ltd.	11,032	138,121
Sealed Air Corp.	761	26,901
Southern Copper Corp.	3,885	471,484
Teck Resources Ltd.(a)	1,876	82,338
		13,667,440

Media - 5.2%
CarGurus, Inc. - Class A(b)	16,735	623,044
Charter Communications, Inc. - Class A(a)(b)	1,958	538,656
Comcast Corp. - Class A	22,589	709,746
Fox Corp. - Class A	12,707	801,303

The accompanying notes are an integral part of these financial statements.

GoDaddy, Inc. - Class A(b)	1,076	$147,229
IAC, Inc.(b)	18,668	636,019
Interpublic Group of Cos., Inc.	29,433	821,475
Maplebear, Inc.(a)(b)	15,858	582,940
Match Group, Inc.	13,252	468,061
New York Times Co. - Class A	1,465	84,091
News Corp. - Class A	29,128	894,521
Nexstar Media Group, Inc. - Class A	3,700	731,638
Omnicom Group, Inc.	9,052	738,010
Paramount Skydance Corp. - Class B(a)	62,257	1,177,902
Sirius XM Holdings, Inc.(a)	35,864	834,735
TEGNA, Inc.	35,842	728,668
Walt Disney Co.	2,219	254,075
Warner Music Group Corp. - Class A	944	32,153
		10,804,266

Oil & Gas - 6.7%
Antero Midstream Corp.	24,398	474,297
Antero Resources Corp.(b)	13,830	464,135
APA Corp.	36,574	888,017
Baker Hughes Co.	7,992	389,370
Cenovus Energy, Inc.	21,170	359,678
Chevron Corp.	2,954	458,727
Chord Energy Corp.	6,190	615,100
Civitas Resources , Inc.	503	16,347
Enbridge, Inc.	4,649	234,589
EOG Resources, Inc.	5,820	652,538
Exxon Mobil Corp.	7,029	792,520
Halliburton Co.	31,344	771,062
HF Sinclair Corp.	4,036	211,244
Imperial Oil Ltd.(a)	4,412	400,345
Kodiak Gas Services, Inc.	11,899	439,906
Magnolia Oil & Gas Corp. - Class A	31,740	757,634
Murphy USA, Inc.	316	122,690
NOV, Inc.(a)	14,894	197,346
Ovintiv, Inc.	3,726	150,456
Pembina Pipeline Corp	15,511	627,575
Schlumberger NV	17,338	595,907
Suncor Energy, Inc.	14,861	621,338
TC Energy Corp.	19,231	1,046,359
TechnipFMC PLC	10,342	407,992
Tidewater, Inc.(b)	10,462	557,938
Transocean Ltd. (b)	197,846	617,280
Valaris Ltd.(b)	10,764	524,960
Weatherford International PLC	9,027	617,718
		14,013,068

Real Estate - 0.6%
American Tower Corp. - REIT	166	31,925
Cushman & Wakefield PLC(b)	26,160	416,468

The accompanying notes are an integral part of these financial statements.

Howard Hughes Holdings, Inc.(b)	10,660	$875,932
		1,324,325

Renewable Energy - 0.5%
NEXTracker, Inc. - Class A(a)(b)	15,357	1,136,264

Retail & Wholesale - Discretionary - 5.4%
Abercrombie & Fitch Co. - Class A (a) (b)	9,706	830,348
Academy Sports & Outdoors, Inc.(a)	6,046	302,421
Advance Auto Parts, Inc.(a)	16,752	1,028,573
American Eagle Outfitters, Inc.	787	13,466
Asbury Automotive Group, Inc. (b)	3,057	747,284
AutoNation, Inc.(b)	1,338	292,714
Bath & Body Works, Inc.	23,172	596,911
Best Buy Co., Inc.	8,726	659,860
Buckle, Inc.	334	19,592
CarMax, Inc.(b)	847	38,005
Copart, Inc.(b)	2,466	110,896
Dillard's, Inc. - Class A(a)	1,007	618,781
Driven Brands Holdings, Inc.(b)	41,100	662,121
Etsy, Inc.(a)(b)	8,153	541,278
Ferguson Enterprises, Inc.	875	196,508
Gap, Inc.	17,226	368,464
Lithia Motors, Inc.	1,203	380,148
LKQ Corp.	3,510	107,195
Lowe's Cos., Inc.	1,562	392,546
Lululemon Athletica, Inc.(b)	1,324	235,579
Macy's, Inc.	59,116	1,059,950
OPENLANE, Inc. (b)	6,901	198,611
Penske Automotive Group, Inc.	804	139,824
Ross Stores, Inc.	652	99,358
Signet Jewelers Ltd.(a)	7	671
Sonic Automotive, Inc. - Class A	4,720	359,145
Tractor Supply Co.	2,443	138,933
Ulta Beauty, Inc. (b)	1,236	675,783
Urban Outfitters, Inc.(b)	5,767	411,937
		11,226,902

Retail & Wholesale - Staples - 2.5%
Albertsons Cos., Inc. - Class A	36,195	633,774
Dollar General Corp.	10,029	1,036,497
Dollar Tree, Inc.(b)	10,342	975,975
Five Below, Inc.(b)	3,367	520,875
Kroger Co.	7,980	537,932
PriceSmart, Inc.	3,038	368,175
Sprouts Farmers Market, Inc.(b)	2,054	223,475
Sysco Corp.	2,658	218,860
Target Corp.	7,875	706,387
US Foods Holding Corp.(b)	251	19,232
		5,241,182

The accompanying notes are an integral part of these financial statements.

Software & Tech Services - 4.4%
Accenture PLC - Class A	2,865	$706,509
Adobe, Inc. (b)	1,297	457,517
Amdocs Ltd.(a)	8,242	676,256
Amentum Holdings, Inc.(b)	16,968	406,384
ASGN, Inc.(b)	4,322	204,647
Blackbaud, Inc. (b)	5,494	353,319
Booz Allen Hamilton Holding Corp. - Class A	8,011	800,699
CDW Corp.	1,445	230,160
CGI, Inc.	7,154	637,636
Cognizant Technology Solutions Corp. - Class A	3,614	242,391
Concentrix Corp.(a)	3,131	144,496
Dropbox, Inc. - Class A(b)	13,902	419,979
Gartner, Inc. (b)	2,467	648,500
Gen Digital, Inc.	13,894	394,451
Globant SA(b)	2,182	125,203
KBR, Inc.	15,206	719,092
Kyndryl Holdings, Inc.(b)	9,121	273,904
Leidos Holdings, Inc.	7	1,323
Open Text Corp	11,945	446,504
Qualys, Inc.(b)	894	118,303
SS&C Technologies Holdings, Inc.	1,200	106,512
Teradata Corp.(b)	18,805	404,495
WNS Holdings Ltd.(b)	317	24,177
Zoom Communications, Inc. - Class A(b)	6,776	559,020
		9,101,477

Tech Hardware & Semiconductors - 4.2%
Arrow Electronics, Inc. (b)	2,681	324,401
Avnet, Inc.	10,471	547,424
Axcelis Technologies, Inc.(b)	107	10,448
Cirrus Logic, Inc.(b)	4,398	551,025
CommScope Holding Co., Inc.(b)	32,522	503,441
Dell Technologies, Inc. - Class C	61	8,648
Dolby Laboratories, Inc. - Class A	4,156	300,770
GlobalFoundries, Inc.(b)	13,645	489,037
Hewlett Packard Enterprise Co.	304	7,466
HP, Inc.	20,402	555,546
InterDigital, Inc.(a)	914	315,540
IPG Photonics Corp. (b)	113	8,949
Jabil, Inc.	359	77,964
MKS, Inc.	1,670	206,696
NetApp, Inc.	1,991	235,854
ON Semiconductor Corp.(b)	7,720	380,673
Onto Innovation, Inc.(b)	4,233	546,988
Plexus Corp.(b)	648	93,759
Qorvo, Inc.(b)	4,697	427,803
Sanmina Corp.(b)	4,095	471,375
Seagate Technology Holdings PLC	41	9,678
Skyworks Solutions, Inc.	8,873	683,044
Super Micro Computer, Inc.(b)	8,780	420,913

The accompanying notes are an integral part of these financial statements.

TD SYNNEX Corp.	879	$143,936
Western Digital Corp.	10,227	1,227,854
Zebra Technologies, Corp.(b)	502	149,174
		8,698,406

Telecommunications - 2.1%
Array Digital Infrastructure, Inc.	12,093	604,771
AT&T, Inc.	13,175	372,062
BCE, Inc.(a)	40,018	936,021
Iridium Communications, Inc.	11,450	199,917
Rogers Communications, Inc.	25,243	870,126
Telus Corp.(a)	36,394	573,934
T-Mobile US, Inc.	145	34,710
Verizon Communications, Inc.	18,904	830,831
		4,422,372

Utilities - 1.1%
Algonquin Power & Utilities Corp.(a)	167,401	898,943
Brookfield Infrastructure Corp	17,164	705,784
Constellation Energy Corp.	19	6,252
MDU Resources Group, Inc.	19,990	356,022
National Fuel Gas Co.	496	45,816
New Jersey Resources Corp.	4,519	217,590
Talen Energy Corp.(b)	27	11,485
		2,241,892

TOTAL COMMON STOCKS (Cost $194,057,651)		207,235,545

SHORT-TERM INVESTMENTS - 10.0%
Investments Purchased with Proceeds from Securities Lending - 9.9%	Shares	Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.22%(c)	20,522,718	20,522,718

Money Market Funds - 0.1%	Shares	Value
First American Government Obligations Fund - Class X, 4.05%(c)	235,769	235,769

TOTAL SHORT-TERM INVESTMENTS (Cost $20,758,487)		20,758,487

TOTAL INVESTMENTS - 109.8% (Cost $214,816,138)		$227,994,032
Liabilities in Excess of Other Assets - (9.8)%		(20,429,863)
TOTAL NET ASSETS - 100.0%		$207,564,169

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	All or a portion of this security is on loan as of September 30, 2025. The total market value of these securities was $19,901,298, which represented 9.6% of net assets.

The accompanying notes are an integral part of these financial statements.

(b)	Non-income producing security.

(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2025.

The accompanying notes are an integral part of these financial statements.

Gotham Enhanced 500 ETF

Schedule of Investments

September 30, 2025

COMMON STOCKS - 99.9%	Shares	Value
Banking - 3.4%
Bank of America Corp.	78,401	$4,044,708
Citigroup, Inc.	19,541	1,983,411
Citizens Financial Group, Inc.	2,255	119,876
Fifth Third Bancorp(a)	3,361	149,733
Huntington Bancshares, Inc.	14,405	248,774
JPMorgan Chase & Co.	29,626	9,344,929
KeyCorp	4,687	87,600
M&T Bank Corp.	915	180,822
PNC Financial Services Group, Inc.	4,120	827,832
Regions Financial Corp.	4,266	112,494
Truist Financial Corp.	13,540	619,049
US Bancorp	16,428	793,965
Wells Fargo & Co.	34,185	2,865,387
		21,378,580

Consumer Discretionary Products - 2.4%
Aptiv PLC(b)	5,744	495,248
D.R. Horton, Inc.	1,065	180,485
Deckers Outdoor Corp.(b)	3,983	403,757
Ford Motor Co.	105,804	1,265,416
General Motors Co.	3,508	213,883
Hasbro, Inc.	3,712	281,555
Lennar Corp. - Class A	2,692	339,300
Masco Corp.	781	54,974
Mohawk Industries, Inc.(b)	219	28,233
Nike, Inc. - Class B	38,787	2,704,617
NVR, Inc. (b)	11	88,381
PulteGroup, Inc.	597	78,882
Ralph Lauren Corp. - Class A	214	67,102
Tapestry, Inc.	5,450	617,049
Tesla, Inc.(b)	19,426	8,639,131
		15,458,013

Consumer Discretionary Services - 1.4%
Carnival Corp. (b)	34,886	1,008,554
Chipotle Mexican Grill, Inc. - Class A(b)	5,002	196,028
Darden Restaurants, Inc.	431	82,045
Domino's Pizza, Inc.	104	44,898
Hilton Worldwide Holdings, Inc.	742	192,504
Las Vegas Sands Corp.	2,641	142,059
Live Nation Entertainment, Inc.(b)	742	121,243
Marriott International, Inc. - Class A	7,227	1,882,200
McDonald's Corp.	2,612	793,761
MGM Resorts International(b)	1,085	37,606
Norwegian Cruise Line Holdings Ltd.(b)	1,416	34,876

The accompanying notes are an integral part of these financial statements.

Royal Caribbean Cruises Ltd.	7,192	2,327,187
Starbucks Corp.	4,111	347,791
TKO Group Holdings, Inc. - Class A	287	57,963
Wynn Resorts Ltd.	2,728	349,921
Yum! Brands, Inc.	7,361	1,118,872
		8,737,508

Consumer Staple Products - 3.7%
Altria Group, Inc.	44,695	2,952,552
Brown-Forman Corp. - Class B	12,439	336,848
Campbell's Co.(a)	7,854	248,029
Church & Dwight Co., Inc.	863	75,625
Clorox Co.	3,231	398,382
Coca-Cola Co.	48,219	3,197,884
Colgate-Palmolive Co.	7,571	605,226
Conagra Brands, Inc.	12,589	230,504
Constellation Brands, Inc. - Class A	4,783	644,127
Estee Lauder Cos., Inc. - Class A	1,307	115,173
General Mills, Inc.	14,311	721,561
Hershey Co.	743	138,978
Hormel Foods Corp.	1,914	47,352
J.M. Smucker Co.	307	33,340
Kellanova	1,249	102,443
Kenvue, Inc.	7,125	115,639
Keurig Dr Pepper, Inc.	36,004	918,462
Kimberly-Clark Corp.	1,205	149,830
Kraft Heinz Co.	36,975	962,829
Lamb Weston Holdings, Inc.	927	53,840
McCormick & Co., Inc.	941	62,962
Molson Coors Beverage Co. - Class B	5,218	236,114
Mondelez International, Inc. - Class A	4,729	295,421
Monster Beverage Corp.(b)	3,570	240,297
PepsiCo, Inc.	28,021	3,935,269
Philip Morris International, Inc.	23,038	3,736,764
Procter & Gamble Co.	17,594	2,703,318
Tyson Foods, Inc. - Class A	9,361	508,302
		23,767,071

Financial Services - 8.7%
American Express Co.	7,377	2,450,344
Ameriprise Financial, Inc.	981	481,916
Apollo Global Management, Inc.	5,935	790,958
Bank of New York Mellon Corp.	7,416	808,047
Blackrock, Inc.	1,633	1,903,866
Blackstone, Inc.	7,845	1,340,318
Block, Inc. - Class A(b)	1,928	139,337
Broadridge Financial Solutions, Inc.	3,097	737,613
Capital One Financial Corp.	6,770	1,439,167
Cboe Global Markets, Inc.	314	77,009
Charles Schwab Corp.	19,241	1,836,938
CME Group, Inc. - Class A	7,359	1,988,328

The accompanying notes are an integral part of these financial statements.

Coinbase Global, Inc. - Class A(b)	936	315,891
Corpay, Inc.(b)	2,194	632,004
Equifax, Inc.	353	90,555
FactSet Research Systems, Inc.	986	282,479
Fair Isaac Corp. (b)	70	104,757
Fidelity National Information Services, Inc.	1,931	127,330
Fiserv, Inc.(b)	15,608	2,012,339
Franklin Resources, Inc.	16,409	379,540
Global Payments, Inc.	6,576	546,334
Goldman Sachs Group, Inc.	3,317	2,641,493
Interactive Brokers Group, Inc. - Class A	4,661	320,723
Intercontinental Exchange, Inc.	15,230	2,565,950
Invesco Ltd.	4,647	106,602
Jack Henry & Associates, Inc.	1,901	283,116
KKR & Co., Inc.	9,448	1,227,768
Mastercard, Inc. - Class A	9,540	5,426,447
Moody's Corp.	544	259,205
Morgan Stanley	16,934	2,691,829
MSCI, Inc. - Class A	244	138,448
Nasdaq, Inc.	15,221	1,346,297
Northern Trust Corp.	2,034	273,776
PayPal Holdings, Inc.(b)	26,750	1,793,855
Raymond James Financial, Inc.	2,011	347,099
Robinhood Markets, Inc. - Class A(b)	9,324	1,335,010
S&P Global, Inc.	3,267	1,590,082
State Street Corp.	3,008	348,958
Synchrony Financial	3,890	276,385
T. Rowe Price Group, Inc.	2,888	296,424
Verisk Analytics, Inc. - Class A	429	107,898
Visa, Inc. - Class A	38,952	13,297,434
		55,159,869

Health Care - 9.1%
Abbott Laboratories	18,303	2,451,504
AbbVie, Inc.	5,602	1,297,087
Agilent Technologies, Inc.	1,022	131,174
Align Technology, Inc.(b)	1,901	238,043
Amgen, Inc.	1,866	526,585
Baxter International, Inc.(a)	13,533	308,146
Becton Dickinson & Co.	7,562	1,415,379
Biogen, Inc.(b)	3,834	537,067
Bio-Techne Corp.	452	25,145
Boston Scientific Corp.(b)	5,441	531,205
Bristol-Myers Squibb Co.	37,662	1,698,556
Cardinal Health, Inc.	6,350	996,696
Cencora, Inc.	2,570	803,202
Centene Corp.(b)	13,076	466,552
Charles River Laboratories International, Inc.(b)	1,319	206,371
Cigna Group	3,444	992,733
Cooper Cos., Inc. (b)	567	38,873
CVS Health Corp.	33,596	2,532,802

The accompanying notes are an integral part of these financial statements.

Danaher Corp.	7,508	1,488,536
DaVita, Inc.(a)(b)	270	35,875
Dexcom, Inc.(b)	1,222	82,228
Edwards Lifesciences Corp.(b)	2,221	172,727
Elevance Health, Inc.	6,101	1,971,355
Eli Lilly & Co.	2,997	2,286,711
GE HealthCare Technologies, Inc.	12,066	906,157
Gilead Sciences, Inc.	24,382	2,706,402
HCA Healthcare, Inc.	858	365,680
Henry Schein, Inc.(b)	429	28,473
Hologic, Inc.(b)	5,906	398,596
Humana, Inc.	3,178	826,820
IDEXX Laboratories, Inc.(b)	235	150,139
Incyte Corp.(b)	5,070	429,987
Insulet Corp.(b)	212	65,451
Intuitive Surgical, Inc.(b)	1,110	496,425
IQVIA Holdings, Inc.(b)	4,634	880,182
Johnson & Johnson	27,753	5,145,961
Labcorp Holdings, Inc.	251	72,052
McKesson Corp.	3,289	2,540,884
Medtronic PLC	4,699	447,533
Merck & Co., Inc.	49,709	4,172,076
Mettler-Toledo International, Inc.(b)	60	73,657
Moderna, Inc.(b)	1,416	36,575
Molina Healthcare, Inc.(b)	1,424	272,497
Pfizer, Inc.	151,117	3,850,461
Quest Diagnostics, Inc.	391	74,517
Regeneron Pharmaceuticals, Inc.	3,133	1,761,592
ResMed, Inc.	1,080	295,628
Revvity, Inc.	363	31,817
Solventum Corp.(b)	612	44,676
STERIS PLC(a)	281	69,531
Stryker Corp.	1,225	452,846
Thermo Fisher Scientific, Inc.	1,359	659,142
UnitedHealth Group, Inc.	24,114	8,326,564
Universal Health Services, Inc. - Class B	1,856	379,441
Vertex Pharmaceuticals, Inc.(b)	894	350,126
Viatris, Inc.	4,310	42,669
Waters Corp.(b)	169	50,668
West Pharmaceutical Services, Inc.	199	52,204
Zimmer Biomet Holdings, Inc.(a)	735	72,397
Zoetis, Inc. - Class A	1,634	239,087
		58,003,465

Industrial Products - 7.3%
3M Co.	1,935	300,273
A.O. Smith Corp.(a)	3,792	278,371
Allegion PLC	2,291	406,309
AMETEK, Inc.	844	158,672
Amphenol Corp.	34,064	4,215,420
Axon Enterprise, Inc.(b)	244	175,104

The accompanying notes are an integral part of these financial statements.

Boeing Co. (b)	2,390	515,834
Carrier Global Corp.	2,676	159,757
Caterpillar, Inc.	12,428	5,930,020
Cummins, Inc.	3,626	1,531,514
Deere & Co.	961	439,427
Dover Corp.	481	80,245
Eaton Corp. PLC	1,209	452,468
Emerson Electric Co.	13,777	1,807,267
Fortive Corp.	8,950	438,461
GE Aerospace	16,935	5,094,387
GE Vernova, Inc.	854	525,125
Generac Holdings, Inc. (b)	206	34,484
General Dynamics Corp.	7,135	2,433,035
Honeywell International, Inc.	16,057	3,379,999
Howmet Aerospace, Inc.	1,486	291,598
Hubbell, Inc.	160	68,850
Huntington Ingalls Industries, Inc.	126	36,277
IDEX Corp.	1,958	318,684
Illinois Tool Works, Inc.	7,596	1,980,733
Ingersoll Rand, Inc.	10,562	872,633
Johnson Controls International PLC	17,332	1,905,653
Keysight Technologies, Inc.(b)	4,549	795,711
L3Harris Technologies, Inc.	561	171,335
Lennox International, Inc.	125	66,170
Lockheed Martin Corp.	2,425	1,210,584
Nordson Corp.	1,493	338,836
Northrop Grumman Corp.	1,525	929,213
Otis Worldwide Corp.	3,933	359,594
PACCAR, Inc.	1,835	180,417
Parker-Hannifin Corp.	2,878	2,181,956
Pentair PLC	4,336	480,255
Rockwell Automation, Inc.	2,970	1,038,104
RTX Corp.	4,930	824,937
Snap-on, Inc.	1,597	553,408
Stanley Black & Decker, Inc.	4,067	302,300
TE Connectivity PLC	7,871	1,727,921
Textron, Inc.	627	52,975
Trane Technologies PLC	823	347,273
TransDigm Group, Inc.	169	222,745
Trimble, Inc.(b)	888	72,505
Veralto Corp.	6,581	701,600
Westinghouse Air Brake Technologies Corp.	630	126,296
Xylem, Inc.	884	130,390
		46,645,125

Industrial Services - 2.8%
Automatic Data Processing, Inc.	10,761	3,158,354
CH Robinson Worldwide, Inc.	3,112	412,029
Cintas Corp.	1,244	255,343
CSX Corp.	6,889	244,628
Delta Air Lines, Inc.	17,844	1,012,647

The accompanying notes are an integral part of these financial statements.

EMCOR Group, Inc.	1,177	764,509
Expeditors International of Washington, Inc.	3,627	444,634
Fastenal Co.	3,618	177,427
FedEx Corp.	6,345	1,496,214
Jacobs Solutions, Inc.	3,154	472,658
JB Hunt Transport Services, Inc.	2,527	339,048
Norfolk Southern Corp.	5,947	1,786,538
Old Dominion Freight Line, Inc.	766	107,838
Paychex, Inc.	9,458	1,198,896
Quanta Services, Inc.	445	184,417
Republic Services, Inc. - Class A	970	222,596
Rollins, Inc.	1,414	83,058
Southwest Airlines Co.	2,241	71,510
Union Pacific Corp.	2,174	513,868
United Airlines Holdings, Inc. (b)	8,519	822,084
United Parcel Service, Inc. - Class B	22,639	1,891,036
United Rentals, Inc.	1,696	1,619,103
W.W. Grainger, Inc.	144	137,226
Waste Management, Inc.	1,341	296,133
		17,711,794

Insurance - 2.8%
Aflac, Inc.	1,697	189,555
Allstate Corp.	830	178,159
American International Group, Inc.	2,134	167,604
Aon PLC - Class A	789	281,342
Arch Capital Group Ltd.	1,414	128,292
Arthur J. Gallagher & Co.	940	291,156
Assurant, Inc.	180	38,988
Berkshire Hathaway, Inc. - Class B(b)	22,662	11,393,094
Brown & Brown, Inc.	8,756	821,225
Chubb Ltd.	1,476	416,601
Cincinnati Financial Corp.	550	86,955
Erie Indemnity Co. - Class A	426	135,536
Everest Group Ltd.	118	41,327
Globe Life, Inc.	292	41,747
Hartford Financial Services Group, Inc.	1,022	136,325
Loews Corp.	5,519	554,052
Marsh & McLennan Cos., Inc.	7,594	1,530,419
MetLife, Inc.	2,513	206,996
Principal Financial Group, Inc.	840	69,644
Progressive Corp.	2,158	532,918
Prudential Financial, Inc.	1,275	132,269
Travelers Cos., Inc.	710	198,246
W.R. Berkley Corp.	1,400	107,268
Willis Towers Watson PLC(a)	346	119,526
		17,799,244

Materials - 1.3%
Air Products and Chemicals, Inc.	796	217,085
Albemarle Corp.(a)	294	23,838

The accompanying notes are an integral part of these financial statements.

Amcor PLC	7,497	61,326
Avery Dennison Corp.	2,036	330,178
Ball Corp.	1,027	51,781
CF Industries Holdings, Inc.	4,360	391,092
Corteva, Inc.	2,483	167,925
Dow, Inc.	2,483	56,935
DuPont de Nemours, Inc.	11,075	862,743
Eastman Chemical Co.	3,082	194,320
Ecolab, Inc.	924	253,047
Freeport-McMoRan, Inc.	5,233	205,238
International Flavors & Fragrances, Inc.	6,725	413,857
International Paper Co.	1,665	77,256
Linde PLC	1,483	704,425
LyondellBasell Industries NV - Class A	1,157	56,739
Martin Marietta Materials, Inc.	187	117,862
Mosaic Co.	1,143	39,639
Newmont Corp.	29,278	2,468,428
Nucor Corp.	856	115,928
Packaging Corp. of America	2,363	514,969
PPG Industries, Inc.	827	86,926
Sherwin-Williams Co.	896	310,249
Smurfit WestRock PLC	1,899	80,840
Steel Dynamics, Inc.	423	58,979
Vulcan Materials Co.	400	123,048
		7,984,653

Media - 12.2%
Airbnb, Inc. - Class A(b)	2,292	278,295
Alphabet, Inc. - Class A	125,809	30,584,168
AppLovin Corp. - Class A(b)	1,473	1,058,409
Booking Holdings, Inc.	474	2,559,254
Charter Communications, Inc. - Class A(a)(b)	3,610	993,129
Comcast Corp. - Class A	99,894	3,138,670
DoorDash, Inc. - Class A(b)	1,343	365,283
Electronic Arts, Inc.	2,717	548,019
Expedia Group, Inc. - Class A	438	93,623
Fox Corp. - Class A	11,887	749,594
GoDaddy, Inc. - Class A(b)	3,706	507,092
Interpublic Group of Cos., Inc.	9,985	278,681
Match Group, Inc.	1,219	43,055
Meta Platforms, Inc. - Class A	31,792	23,347,409
Netflix, Inc.(b)	3,638	4,361,671
News Corp. - Class A	14,926	458,377
Omnicom Group, Inc.	6,107	497,904
Paramount Skydance Corp. - Class B(a)	17,847	337,665
Take-Two Interactive Software, Inc. (b)	1,929	498,376
Trade Desk, Inc. - Class A(b)	1,559	76,407
Uber Technologies, Inc.(b)	7,496	734,383
VeriSign, Inc.	2,448	684,387
Walt Disney Co.	48,690	5,575,005

The accompanying notes are an integral part of these financial statements.

Warner Bros Discovery, Inc.(b)	9,111	177,938
		77,946,794

Oil & Gas - 2.1%
APA Corp.	9,628	233,768
Baker Hughes Co.	3,634	177,048
Chevron Corp.	23,293	3,617,170
ConocoPhillips	4,667	441,452
Coterra Energy, Inc.	2,679	63,358
Devon Energy Corp.	2,348	82,321
Diamondback Energy, Inc.	1,049	150,112
EOG Resources, Inc.	14,491	1,624,731
EQT Corp.	2,205	120,018
Expand Energy Corp.	874	92,854
Exxon Mobil Corp.	39,165	4,415,854
Halliburton Co.	23,478	577,559
Kinder Morgan, Inc.	7,012	198,510
Marathon Petroleum Corp.	1,156	222,807
Occidental Petroleum Corp.	3,613	170,714
ONEOK, Inc.	2,152	157,031
Phillips 66	1,511	205,526
Schlumberger NV	12,696	436,362
Targa Resources Corp.	654	109,571
Texas Pacific Land Corp.	81	75,625
Valero Energy Corp.	1,139	193,926
Williams Cos., Inc.	3,865	244,848
		13,611,165

Real Estate - 1.1%
Alexandria Real Estate Equities, Inc. - REIT(a)	607	50,587
American Tower Corp. - REIT	1,670	321,174
AvalonBay Communities, Inc. - REIT	501	96,778
BXP, Inc. - REIT(a)	448	33,304
Camden Property Trust - REIT	349	37,266
CBRE Group, Inc. - Class A(b)	1,080	170,165
CoStar Group, Inc.(b)	1,535	129,508
Crown Castle, Inc. - REIT	1,573	151,779
Digital Realty Trust, Inc. - REIT	1,056	182,561
Equinix, Inc. - REIT	308	241,238
Equity Residential - REIT	1,403	90,816
Essex Property Trust, Inc. - REIT	227	60,759
Extra Space Storage, Inc. - REIT	778	109,651
Federal Realty Investment Trust - REIT	2,229	225,820
Healthpeak Properties, Inc. - REIT	2,351	45,022
Host Hotels & Resorts, Inc. - REIT	2,496	42,482
Invitation Homes, Inc. - REIT	2,267	66,491
Iron Mountain, Inc. - REIT	924	94,193
Kimco Realty Corp. - REIT(a)	2,478	54,144
Mid-America Apartment Communities, Inc. - REIT	334	46,670
Prologis, Inc. - REIT	3,281	375,740
Public Storage - REIT	529	152,802

The accompanying notes are an integral part of these financial statements.

Realty Income Corp. - REIT(a)	3,311	201,276
Regency Centers Corp. - REIT	634	46,219
SBA Communications Corp. - Class A - REIT	324	62,645
Simon Property Group, Inc. - REIT	5,264	987,895
UDR, Inc. - REIT	1,080	40,241
Ventas, Inc. - REIT	1,655	115,834
VICI Properties, Inc. - REIT	3,326	108,461
Welltower, Inc. - REIT	15,630	2,784,328
Weyerhaeuser Co. - REIT	2,604	64,553
		7,190,402

Renewable Energy - 0.0%(c)
First Solar, Inc.(b)	292	64,395

Retail & Wholesale - Discretionary - 6.2%
Amazon.com, Inc.(b)	129,932	28,529,169
AutoZone, Inc.(b)	56	240,254
Bath & Body Works, Inc.	5,736	147,759
Best Buy Co., Inc.	6,477	489,791
Builders FirstSource, Inc.(b)	399	48,379
CarMax, Inc.(b)	3,952	177,326
Copart, Inc.(b)	25,681	1,154,875
eBay, Inc.	12,173	1,107,134
Genuine Parts Co.	414	57,380
Home Depot, Inc.	3,670	1,487,047
LKQ Corp.	940	28,708
Lowe's Cos., Inc.	14,885	3,740,749
Lululemon Athletica, Inc.(b)	3,220	572,935
O'Reilly Automotive, Inc.(b)	2,656	286,343
Pool Corp.	116	35,968
Ross Stores, Inc.(a)	1,181	179,973
TJX Cos., Inc.	4,089	591,024
Tractor Supply Co.	1,669	94,916
Ulta Beauty, Inc. (b)	1,070	585,023
Williams-Sonoma, Inc.	434	84,825
		39,639,578

Retail & Wholesale - Staples - 1.0%
Archer-Daniels-Midland Co.	1,745	104,246
Bunge Global SA	476	38,675
Costco Wholesale Corp.	1,410	1,305,138
Dollar General Corp.	812	83,920
Dollar Tree, Inc.(b)	5,475	516,676
Kroger Co.	2,435	164,144
Sysco Corp.	1,772	145,907
Target Corp.	12,097	1,085,101
Walmart, Inc.	29,289	3,018,524
		6,462,331

Software & Tech Services - 10.8%
Accenture PLC - Class A	16,530	4,076,298

The accompanying notes are an integral part of these financial statements.

Adobe, Inc. (b)	11,485	4,051,334
Akamai Technologies, Inc.(b)	393	29,774
Autodesk, Inc. (b)	643	204,262
Cadence Design Systems, Inc.(b)	853	299,625
CDW Corp.	3,513	559,551
Cognizant Technology Solutions Corp. - Class A	12,893	864,733
Crowdstrike Holdings, Inc. - Class A(b)	783	383,967
Datadog, Inc. - Class A(b)	1,073	152,795
Dayforce, Inc.(b)	455	31,345
EPAM Systems, Inc.(b)	194	29,253
Fortinet, Inc.(b)	2,411	202,717
Gartner, Inc. (b)	2,012	528,894
Gen Digital, Inc.	19,220	545,656
International Business Machines Corp.	3,419	964,705
Intuit, Inc.	869	593,449
Leidos Holdings, Inc.	448	84,654
Microsoft Corp.	91,427	47,354,615
Oracle Corp.	10,507	2,954,989
Palantir Technologies, Inc. - Class A(b)	8,996	1,641,050
Palo Alto Networks, Inc.(b)	2,124	432,489
Paycom Software, Inc.	1,479	307,839
PTC, Inc.(b)	950	192,869
Roper Technologies, Inc.	1,119	558,034
Salesforce, Inc.	3,514	832,818
ServiceNow, Inc.(b)	651	599,102
Synopsys, Inc.(b)	579	285,673
Tyler Technologies, Inc. (b)	130	68,011
Workday, Inc. - Class A(b)	821	197,639
		69,028,140

Tech Hardware & Semiconductors - 21.0%
Advanced Micro Devices, Inc. (b)	5,980	967,504
Analog Devices, Inc.	1,736	426,535
Apple, Inc.	156,437	39,833,553
Applied Materials, Inc.	12,988	2,659,163
Arista Networks, Inc.(b)	4,629	674,492
Broadcom, Inc.	39,832	13,140,975
Cisco Systems, Inc.	105,778	7,237,331
Corning, Inc.	9,421	772,805
Dell Technologies, Inc. - Class C	18,726	2,654,785
F5, Inc.(b)	1,522	491,895
Garmin Ltd.	1,720	423,498
Hewlett Packard Enterprise Co.	4,898	120,295
HP, Inc.	29,208	795,334
Intel Corp. (b)	15,673	525,829
Jabil, Inc.	2,830	614,591
KLA Corp.	466	502,628
Lam Research Corp.	33,962	4,547,512
Microchip Technology, Inc.	1,863	119,642
Micron Technology, Inc.	24,350	4,074,242
Monolithic Power Systems, Inc.	180	165,715

The accompanying notes are an integral part of these financial statements.

Motorola Solutions, Inc.	584	267,057
NetApp, Inc.	6,419	760,395
NVIDIA Corp.	236,207	44,071,502
NXP Semiconductors NV	918	209,056
ON Semiconductor Corp.(b)	11,216	553,061
QUALCOMM, Inc.	17,463	2,905,145
Seagate Technology Holdings PLC	5,652	1,334,211
Skyworks Solutions, Inc.	4,246	326,857
Super Micro Computer, Inc.(b)	16,216	777,395
Teledyne Technologies, Inc.(b)	167	97,869
Teradyne, Inc.	560	77,078
Texas Instruments, Inc.	2,922	536,859
Western Digital Corp.	9,244	1,109,835
Zebra Technologies, Corp.(b)	1,335	396,709
		134,171,353

Telecommunications - 1.7%
AT&T, Inc.	172,900	4,882,696
T-Mobile US, Inc.	4,136	990,076
Verizon Communications, Inc.	111,167	4,885,789
		10,758,561

Utilities - 0.9%
AES Corp.	2,498	32,874
Alliant Energy Corp.	904	60,939
Ameren Corp.	956	99,787
American Electric Power Co., Inc.	1,837	206,663
American Water Works Co., Inc.	588	81,844
Atmos Energy Corp.	476	81,277
CenterPoint Energy, Inc.	2,354	91,335
CMS Energy Corp.(a)	1,001	73,333
Consolidated Edison, Inc.	1,131	113,688
Constellation Energy Corp.	1,129	371,520
Dominion Energy, Inc.	3,126	191,217
DTE Energy Co.	784	110,881
Duke Energy Corp.	2,867	354,791
Edison International	1,423	78,663
Entergy Corp.	1,409	131,305
Evergy, Inc.	851	64,693
Eversource Energy	1,323	94,118
Exelon Corp.	3,658	164,647
FirstEnergy Corp.	2,132	97,688
NextEra Energy, Inc.	7,485	565,043
NiSource, Inc.	1,314	56,896
NRG Energy, Inc.	716	115,956
PG&E Corp.	23,244	350,520
Pinnacle West Capital Corp.	360	32,278
PPL Corp.	2,616	97,211
Public Service Enterprise Group, Inc.	1,775	148,142
Sempra	2,284	205,514
Southern Co.	3,922	371,688

The accompanying notes are an integral part of these financial statements.

Vistra Corp.	5,982	1,171,993
WEC Energy Group, Inc.(a)	1,063	121,809
Xcel Energy, Inc.	2,097	169,123
		5,907,436

TOTAL COMMON STOCKS (Cost $547,722,490)		637,425,477

SHORT-TERM INVESTMENTS - 1.0%
Investments Purchased with Proceeds from Securities Lending - 0.5%	Shares	Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.22%(d)	2,926,401	2,926,401

Money Market Funds - 0.5%	Shares	Value
First American Government Obligations Fund - Class X, 4.05%(d)	3,223,054	3,223,054

TOTAL SHORT-TERM INVESTMENTS (Cost $6,149,455)		6,149,455

TOTAL INVESTMENTS - 100.9% (Cost $553,871,945)		$643,574,932
Liabilities in Excess of Other Assets - (0.9)%		(5,427,266)
TOTAL NET ASSETS - 100.0%		$638,147,666

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	All or a portion of this security is on loan as of September 30, 2025. The total market value of these securities was $2,860,026, which represented 0.4% of net assets.

(b)	Non-income producing security.

(c)	Does not round to 0.1% or (0.1)%, as applicable.

(d)	The rate shown represents the 7-day annualized effective yield as of September 30, 2025.

The accompanying notes are an integral part of these financial statements.

Gotham Short Strategies ETF

Schedule of Investments

September 30, 2025

COMMON STOCKS - 86.8%	Shares	Value
Consumer Discretionary Products - 0.8%
Amer Sports, Inc.(a)	37	$1,286
Armstrong World Industries, Inc.	329	64,487
BRP, Inc.	507	30,816
Brunswick Corp.	46	2,909
		99,498

Consumer Discretionary Services - 2.0%
Bright Horizons Family Solutions, Inc.(a)	19	2,063
Brinker International, Inc.(a)	749	94,883
Carnival Corp.(a).	1,582	45,736
Churchill Downs, Inc.	695	67,422
Royal Caribbean Cruises Ltd.	14	4,530
Stride, Inc.(a)	29	4,319
Vail Resorts, Inc.	56	8,376
Wingstop, Inc.	90	22,651
Wyndham Hotels & Resorts, Inc.	31	2,477
		252,457

Consumer Staple Products - 7.3%
Altria Group, Inc.	2,100	138,726
Brown-Forman Corp. - Class B	3,500	94,780
Cal-Maine Foods, Inc.	1,111	104,545
Campbell's Co.	765	24,159
Church & Dwight Co., Inc.	220	19,279
Clorox Co.	961	118,491
Coca-Cola Co.	228	15,121
Conagra Brands, Inc.	112	2,051
Constellation Brands, Inc. - Class A	1,208	162,681
Kenvue, Inc.	3,803	61,723
Keurig Dr Pepper, Inc.	131	3,342
Kimberly-Clark Corp.	222	27,603
Lamb Weston Holdings, Inc.	226	13,126
Marzetti Co.	25	4,320
Molson Coors Beverage Co. - Class B	1,186	53,666
National Beverage Corp.(a)	12	443
Tyson Foods, Inc. - Class A	1,522	82,645
		926,701

Financial Services - 0.1%
Broadridge Financial Solutions, Inc.	1	238
Verisk Analytics, Inc. - Class A	59	14,839
		15,077

Health Care - 12.3%
Align Technology, Inc.(a)	494	61,859

The accompanying notes are an integral part of these financial statements.

Alkermes PLC(a)	448	$13,440
Amgen, Inc.	101	28,502
Arrowhead Pharmaceuticals, Inc.(a)	48	1,655
Baxter International, Inc.	6,095	138,783
Biogen, Inc.(a)	561	78,585
BioMarin Pharmaceutical, Inc.(a)	2,447	132,530
Bio-Rad Laboratories, Inc. - Class A(a)	196	54,956
Bio-Techne Corp.	1,361	75,712
Boston Scientific Corp.(a)	1,065	103,976
Bristol-Myers Squibb Co.	1,753	79,060
CorVel Corp.(a)	224	17,342
Gilead Sciences, Inc.	941	104,451
HealthEquity, Inc.(a)	550	52,123
Hologic, Inc.(a)	636	42,924
Humana, Inc.	133	34,603
Illumina, Inc.(a)	64	6,078
Incyte Corp.(a)	37	3,138
Insulet Corp.(a)	72	22,229
iRhythm Technologies, Inc.(a)	244	41,966
Merit Medical Systems, Inc.(a)	70	5,826
Penumbra, Inc.(a)	156	39,518
Pfizer, Inc.	7,283	185,571
Regeneron Pharmaceuticals, Inc.	266	149,564
ResMed, Inc.	63	17,245
TransMedics Group, Inc.(a)	10	1,122
Zoetis, Inc. - Class A	489	71,550
		1,564,308

Industrial Products - 6.4%
A.O. Smith Corp.	120	8,809
Badger Meter, Inc.	2	357
Crane Co.	389	71,630
Donaldson Co., Inc.	297	24,309
ESCO Technologies, Inc.	201	42,433
Federal Signal Corp.	22	2,618
General Dynamics Corp.	425	144,925
Graco, Inc.	397	33,729
Keysight Technologies, Inc.(a)	983	171,946
Nordson Corp.	307	69,674
Oshkosh Corp.	98	12,711
RBC Bearings, Inc.(a)	35	13,660
Regal Rexnord Corp.	738	105,859
Rockwell Automation, Inc.	154	53,828
Sensata Technologies Holding PLC	463	14,145
Toro Co.	532	40,538
Vontier Corp.	8	336
		811,507

Industrial Services - 7.0%
ADT, Inc.	1,934	16,845
APi Group Corp.(a)	629	21,619

The accompanying notes are an integral part of these financial statements.

Automatic Data Processing, Inc.	545	$159,958
Canadian Pacific Kansas City Ltd.	416	30,988
FedEx Corp.	508	119,792
GFL Environmental, Inc.	1,499	71,023
Granite Construction, Inc.	302	33,114
JB Hunt Transport Services, Inc.	723	97,005
Landstar System, Inc.	11	1,348
Resideo Technologies, Inc.(a)	1,503	64,900
Ryder System, Inc.	263	49,612
Stantec, Inc.	118	12,720
Tetra Tech, Inc.	1,693	56,512
TFI International, Inc.	669	58,912
Thomson Reuters Corp.	1	155
TopBuild Corp.(a)	234	91,461
Waste Connections, Inc.	5	879
		886,843

Materials - 2.0%
Advanced Drainage Systems, Inc.	80	11,096
Avery Dennison Corp.	21	3,406
Crown Holdings, Inc.	19	1,835
International Flavors & Fragrances, Inc.	635	39,078
James Hardie Industries PLC(b)	454	8,722
Owens Corning	1,157	163,669
Pan American Silver Corp.	844	32,688
Southern Copper Corp.	1	120
		260,614

Media - 4.8%
Booking Holdings, Inc.	15	80,989
Comcast Corp. - Class A	1,547	48,607
Interpublic Group of Cos., Inc.	3,343	93,303
Maplebear, Inc.(a)	1,361	50,030
Match Group, Inc.	180	6,358
New York Times Co. - Class A	971	55,736
News Corp. - Class A	3,451	105,980
Nexstar Media Group, Inc. - Class A	441	87,203
Walt Disney Co.	708	81,066
		609,272

Oil & Gas - 7.2%
Antero Midstream Corp.	3,315	64,444
Antero Resources Corp.(a)	6,751	226,564
APA Corp.	10,052	244,062
Chevron Corp.	96	14,908
EOG Resources, Inc.	98	10,988
HF Sinclair Corp.	3,333	174,449
Magnolia Oil & Gas Corp. - Class A	1,246	29,742
Schlumberger NV	155	5,327
TC Energy Corp.	2,386	129,822

The accompanying notes are an integral part of these financial statements.

TechnipFMC PLC	524	$20,672
		920,978

Retail & Wholesale - Discretionary - 3.9%
Asbury Automotive Group, Inc.(a)	50	12,222
AutoNation, Inc.(a)	54	11,814
Bath & Body Works, Inc.	2	51
Copart, Inc.(a)	2,606	117,192
Ferguson Enterprises, Inc.	746	167,537
Lowe's Cos., Inc.	9	2,262
Macy's, Inc.	5,905	105,877
Penske Automotive Group, Inc.	34	5,913
Tractor Supply Co.	276	15,696
Urban Outfitters, Inc.(a)	280	20,000
Valvoline, Inc. (a)	646	23,198
Wayfair, Inc. - Class A(a)	247	22,064
		503,826

Retail & Wholesale - Staples - 5.6%
Casey's General Stores, Inc.	151	85,363
Dollar General Corp.	726	75,032
Dollar Tree, Inc.(a)	1,609	151,841
Five Below, Inc.(a)	1,411	218,282
Kroger Co.	1,589	107,115
Sprouts Farmers Market, Inc.(a)	755	82,144
		719,777

Software & Tech Services - 14.2%
Accenture PLC - Class A	426	105,052
Adobe, Inc.(a)	191	67,375
Amdocs Ltd.	1,215	99,691
Amentum Holdings, Inc.(a)	3,237	77,526
BILL Holdings, Inc.(a)	99	5,244
Booz Allen Hamilton Holding Corp. - Class A	148	14,793
CGI, Inc.	123	10,963
Cognizant Technology Solutions Corp. - Class A	52	3,488
Descartes Systems Group, Inc.(a)	150	14,134
EPAM Systems, Inc.(a)	201	30,309
Gen Digital, Inc.	1,426	40,484
Guidewire Software, Inc.(a)	589	135,387
KBR, Inc.	1,118	52,870
Manhattan Associates, Inc.(a)	9	1,845
Okta, Inc. - Class A(a)	1,466	134,432
Palantir Technologies, Inc. - Class A(a)	883	161,077
Paylocity Holding Corp.(a)	343	54,630
PTC, Inc.(a)	707	143,535
Salesforce, Inc.	600	142,200
Snowflake, Inc. - Class A(a)	20	4,511
SoundHound AI, Inc. - Class A(a)	11,520	185,242
Tyler Technologies, Inc.(a)	160	83,706
Waystar Holding Corp.(a)	2,913	110,461

The accompanying notes are an integral part of these financial statements.

Workiva, Inc. - Class A(a)	7	$602
Zoom Communications, Inc. - Class A(a)	1,516	125,070
		1,804,627

Tech Hardware & Semiconductors - 10.9%
Allegro MicroSystems, Inc.(a)	1,901	55,509
Analog Devices, Inc.	914	224,570
Broadcom, Inc.	86	28,372
Ciena Corp.(a)	1,480	215,592
Cisco Systems, Inc.	2,141	146,487
Credo Technology Group Holding Ltd.(a)	419	61,010
Dolby Laboratories, Inc. - Class A	492	35,606
Jabil, Inc.	524	113,797
Micron Technology, Inc.	1,156	193,422
Rigetti Computing, Inc.(a)	171	5,094
Sanmina Corp.(a)	934	107,513
Semtech Corp.(a)	1,044	74,594
Skyworks Solutions, Inc.	1,328	102,229
Viasat, Inc.(a)	73	2,139
Zebra Technologies, Corp.(a)	61	18,127
		1,384,061

Telecommunications - 1.6%
Array Digital Infrastructure, Inc.	303	15,153
BCE, Inc.	715	16,724
Rogers Communications, Inc.	304	10,479
T-Mobile US, Inc.	218	52,185
Verizon Communications, Inc.	2,628	115,500
		210,041

Utilities - 0.7%
Algonquin Power & Utilities Corp.	16,303	87,547

TOTAL COMMON STOCKS (Cost $10,993,594)		11,057,134

SHORT-TERM INVESTMENTS - 4.7%
Money Market Funds - 4.7%	Shares	Value
First American Government Obligations Fund - Class X, 4.05%(b)	600,286	600,286

TOTAL SHORT-TERM INVESTMENTS (Cost $600,286)		600,286

TOTAL INVESTMENTS - 91.5% (Cost $11,593,880)		$11,657,420
Other Assets in Excess of Liabilities - 8.5%		1,083,063
TOTAL NET ASSETS - 100.0%		$12,740,483

Percentages are stated as a percent of net assets.

PLC	Public Limited Company

The accompanying notes are an integral part of these financial statements.

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2025.

The accompanying notes are an integral part of these financial statements.

Gotham Short Strategies ETF
Schedule of Total Return Swaps Contracts
September 30, 2025

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Accenture PLC	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	$11,590	$474
Adobe, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	8,819	72
Advanced Drainage Systems, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	1,942	24
Algonquin Power & Utilities Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	9,806	(661)
Align Technology, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	6,887	(566)
Altria Group, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/12/2029	15,260	931
Amdocs Ltd.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	11,077	(849)
Amentum Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	8,766	(110)
Amgen, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	3,104	26
Analog Devices, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	24,570	(171)
Antero Midstream Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	7,018	479
Antero Resources Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/12/2029	18,290	(68)
APA Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/12/2029	27,096	3,755
API Group Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	2,200	(10)
Armstrong World Industries, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	6,468	148
Array Digital Infrastructure, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	2,801	(117)
Arrowhead Pharmaceuticals, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	207	13
Asbury Automotive Group, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	244	8
Automatic Data Processing, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	17,903	(713)
AutoNation, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	1,094	15
Avery Dennison Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	324	(9)
Bath & Body Works, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	103	(2)
Baxter International, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/12/2029	842	(299)
Baxter International, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/12/2029	3,552	(1,018)
BCE, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/09/2030	2,105	(32)
BILL Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	583	75
Biogen, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	6,164	165
BioMarin Pharmaceutical, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	22,043	(777)
Bio-Rad Laboratories, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	5,888	31
Bio-Techne Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	8,456	613
Booz Allen Hamilton Holding Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	1,499	(35)
Boston Scientific Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	11,520	(95)
Bright Horizons Family Solutions, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/09/2030	217	(9)
Brinker International, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	10,641	(2,511)
Bristol-Myers Squibb Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	8,614	30
Brown-Forman Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	10,886	(383)

The accompanying notes are an integral part of these financial statements.

BRP, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	3,525	(164)
Cal-Maine Foods, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	11,386	(1,456)
Campbell's Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	2,179	(76)
Carnival Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/12/2029	5,146	(153)
Casey's General Stores, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	8,480	243
CGI, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	1,070	(139)
Chevron Corp.	Morgan Stanley	Receive	0.00%	Termination	05/13/2030	1,708	9
Church & Dwight Co., Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	2,103	27
Churchill Downs, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	7,761	(572)
Ciena Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	24,618	2,296
Cisco Systems, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	14,505	250
Clorox Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	11,837	30
Coca-Cola Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	1,658	(38)
Cognizant Technology Solutions Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	402	(7)
Comcast Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	5,373	(76)
Constellation Brands, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	18,180	(2,058)
Copart, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	13,086	(410)
CorVel Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	155	(17)
Crane Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	7,918	(24)
Credo Technology Group Holding Ltd.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	6,552	(889)
Descartes Systems Group, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	1,508	(62)
Dolby Laboratories, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	1,303	7
Dolby Laboratories, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/12/2029	1,086	(12)
Dollar General Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	8,785	(379)
Dollar Tree, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	17,081	(981)
EOG Resources, Inc.	Morgan Stanley	Receive	EFFR	Termination	05/09/2030	897	2
EPAM Systems, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	3,317	(98)
ESCO Technologies, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	5,278	439
FedEx Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	13,205	181
Ferguson Enterprises, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	18,416	(9)
Five Below, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	24,443	3,668
Gen Digital, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	4,145	(128)
General Dynamics Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	15,686	1,265
GFL Environmental, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	8,055	(135)
Gilead Sciences, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	13,209	(216)
Graco, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	4,163	42
Granite Construction, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	3,728	85
Graphic Packaging Holding Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/08/2029	22,271	(7,135)
Guidewire Software, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	14,481	(1,024)
HealthEquity, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	5,971	(133)
HF Sinclair Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	19,156	2,693
Humana, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	3,903	(9)
Illumina, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	855	23
Incyte Corp.	Morgan Stanley	Receive	EFFR + 0.24%	Termination	05/13/2030	339	9
Insulet Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	6,175	(138)
International Flavors & Fragrances, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	4,615	(281)
Interpublic Group of Cos., Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	11,555	1,107
iRhythm Technologies, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	3,096	163

The accompanying notes are an integral part of these financial statements.

iRhythm Technologies, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/12/2029	1,376	287
Jabil, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	14,333	624
James Hardie Industries PLC	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	1,249	(6)
JB Hunt Transport Services, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	10,599	(475)
KBR, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	5,391	(158)
Kenvue, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	7,060	(766)
Keurig Dr Pepper, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	383	(43)
Keysight Technologies, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	18,716	1,346
Kimberly-Clark Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	3,357	(102)
Kroger Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	11,864	(142)
Lamb Weston Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	1,452	54
Landstar System, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	123	(4)
Lowe's Cos., Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/09/2030	503	(14)
Macy's, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	11,852	554
Magnolia Oil & Gas Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	3,986	57
Maplebear, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/09/2030	5,588	(652)
Marzetti Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	173	(9)
Match Group, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	671	(11)
Merit Medical Systems, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	583	9
Micron Technology, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	21,584	985
Molson Coors Beverage Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	6,063	(262)
National Beverage Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	332	(72)
New York Times Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	7,347	311
News Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	11,670	542
Nexstar Media Group, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/12/2029	9,689	1,632
Nexstar Media Group, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/09/2030	593	79
Nordson Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	7,943	82
Okta, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	14,855	79
Oshkosh Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	1,297	13
Owens Corning	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	18,390	(987)
Palantir Technologies, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	21,890	1,685
Pan American Silver Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/09/2030	2,750	947
Pan American Silver Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/12/2029	8,404	3,281
Paylocity Holding Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	6,212	(362)
Penske Automotive Group, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	696	13
Penumbra, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	4,306	(4)
Pfizer, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/12/2029	20,308	1,415
Pfizer, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	14,727	715
PTC, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	14,820	(284)
RBC Bearings, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	1,171	31
Regal Rexnord Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	11,045	28
Regeneron Pharmaceuticals, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	16,868	11
Resideo Technologies, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	7,082	1,741
ResMed, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	1,916	30
Rigetti Computing, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	685	22
Rockwell Automation, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	9,787	231
Rogers Communications, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	1,138	28
Royal Caribbean Cruises Ltd.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	971	(3)
Ryder System, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	5,848	319

The accompanying notes are an integral part of these financial statements.

Salesforce, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	15,879	(457)
Sanmina Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	12,087	(95)
Schlumberger NV	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	1,822	(19)
Semtech Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	9,503	1,489
Sensata Technologies Holding PLC	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/09/2030	1,589	(10)
Skyworks Solutions, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	14,780	1,258
Snowflake, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	451	(8)
SoundHound AI, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	24,409	511
Sprouts Farmers Market, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/09/2030	9,139	(2,122)
Stantec, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	1,401	2
Stride, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	149	(9)
TC Energy Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	1,469	164
TC Energy Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/12/2029	13,657	2,198
TechnipFMC PLC	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	2,485	(28)
Tetra Tech, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	6,209	(491)
TFI International, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	6,428	(136)
Thomson Reuters Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	155	(7)
T-Mobile US, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	5,266	(26)
TopBuild Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	7,817	(154)
Toro Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	4,420	(96)
Tractor Supply Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	1,820	(11)
TransMedics Group, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	449	(47)
Tyler Technologies, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	9,940	(451)
Tyson Foods, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	9,231	(223)
Urban Outfitters, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	5,357	57
Vail Resorts, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	1,047	14
Valvoline, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	2,334	(26)
Verisk Analytics, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	1,761	59
Verizon Communications, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	12,218	193
Viasat, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	293	(36)
Walt Disney Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	9,274	(31)
Wayfair, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/12/2029	2,591	337
Waystar Holding Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/12/2029	10,314	25
Waystar Holding Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/12/2029	3,413	(208)
Wingstop, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	2,265	(422)
Wyndham Hotels & Resorts, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	160	(15)
Zebra Technologies, Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	1,783	(9)
Zoetis, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	7,609	97
Zoom Communications, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	14,025	869
							9,075

The accompanying notes are an integral part of these financial statements.

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
3M Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(195,061)	(6,307)
AAON, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(1,028)	80
AAON, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/12/2029	(22,332)	(724)
Acadia Healthcare Co., Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/12/2029	(20,303)	16,744
Acushnet Holdings Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(13,186)	(395)
ADMA Biologics, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(12,505)	3,880
AES Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(164,000)	(1,741)
Agilent Technologies, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(19,894)	(195)
Air Products and Chemicals, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(88,361)	4,913
Akamai Technologies, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(290,161)	5,362
Alaska Air Group, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(14,685)	137
Alcon AG	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(55,510)	3,316
Alliant Energy Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(55,748)	(2,350)
Alphabet, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(357,843)	(74,774)
Amazon.com, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/12/2029	(211,226)	(29,528)
Amazon.com, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(132,401)	3,729
Amcor PLC	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(314,104)	9,029
Apple, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(186,389)	(2,556)
Applied Materials, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(247,735)	(7,891)
AppLovin Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(187,539)	(43,583)
AptarGroup, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(39,296)	1,901
Aptiv PLC	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(17,675)	(1,228)
Aramark	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(151,603)	2,374
Archer Aviation, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(11,937)	(1,406)
Archrock, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/12/2029	(22,495)	(3,345)
Archrock, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(40,254)	(2,430)
Arrow Electronics, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(25,894)	231
ATI, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(16,349)	(547)
Atmos Energy Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(3,074)	(101)
AutoZone, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(81,515)	(5,934)
Axon Enterprise, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(34,447)	5,907
Barrick Mining Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(918)	(158)
Bausch + Lomb Corp.	Morgan Stanley	Pay	EFFR + (1.04)%	Termination	11/12/2029	(8,062)	(1,968)
Bausch + Lomb Corp.	Morgan Stanley	Pay	EFFR + (1.04)%	Termination	05/09/2030	(27,819)	(5,264)
Black Hills Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(29,871)	(847)
Broadcom, Inc.	Morgan Stanley	Pay	0.00%	Termination	05/13/2030	0	—
Brookfield Renewable Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(98,338)	(12,314)
Brookfield Renewable Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/12/2029	(17,898)	(3,419)
Bruker Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(24,920)	(565)
Bunge Global SA	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(79,219)	6
CACI International, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(43,394)	(1,250)
Canadian Natural Resources Ltd.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(204,065)	(10,823)
CarMax, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(1,885)	2
Casella Waste Systems, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/12/2029	(29,603)	5,672

The accompanying notes are an integral part of these financial statements.

Casella Waste Systems, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(61,103)	3,545
Caterpillar, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(188,951)	(8,496)
Caterpillar, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/12/2029	(11,452)	(3,722)
CAVA Group, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(12,324)	1,471
CCC Intelligent Solutions Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(48,037)	2,925
Centene Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(64,724)	(1,682)
CenterPoint Energy, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/12/2029	(22,698)	85
CenterPoint Energy, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(113,994)	(1,890)
Cirrus Logic, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(1,378)	4
Clearwater Analytics Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(122,680)	12,767
Cleveland-Cliffs, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(14,115)	(2,116)
CMS Energy Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/12/2029	(3,370)	(9)
CMS Energy Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(39,853)	(1,895)
Coherent Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(2,262)	(59)
Confluent, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/12/2029	(22,592)	344
Confluent, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(153,153)	(8,001)
ConocoPhillips	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(38,404)	(145)
Constellation Energy Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(57,258)	559
Corcept Therapeutics, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(30,003)	(97)
Core Natural Resources, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(3,840)	(194)
Core Scientific, Inc.	Morgan Stanley	Pay	EFFR + (2.84)%	Termination	05/09/2030	(15,751)	(3,032)
CRH PLC	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(302,987)	(24,701)
CSW Industrials, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(38,597)	3,083
Crocs, Inc.	Morgan Stanley	Pay	0.00%	Termination	05/09/2030	0	—
Cummins, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(8,447)	(598)
Curtiss-Wright Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(8,144)	(79)
Dayforce, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(132,751)	(62)
Diamondback Energy, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(196,619)	(1,543)
Dominion Energy, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/12/2029	(29,973)	(2,951)
Dominion Energy, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(94,630)	(7,726)
Dow, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/12/2029	(111,302)	64,227
Dow, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(106,762)	2,857
Doximity, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(33,722)	(1,902)
Eastman Chemical Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(66,139)	2,379
Eaton Corp. PLC	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/12/2029	(9,731)	(1,900)
Eaton Corp. PLC	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(328,217)	(19,151)
EchoStar Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(314,603)	(164,874)
Elanco Animal Health, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(25,960)	(3,462)
Electronic Arts, Inc.	Morgan Stanley	Pay	EFFR + (0.01)%	Termination	05/09/2030	(42,559)	119
Eli Lilly & Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(170,912)	(5,156)
Emera, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(144)	(3)
EnerSys, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/12/2029	(1,017)	(143)
EnerSys, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(1,807)	(213)
Enphase Energy, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(115,194)	3,367
Entegris, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(14,516)	(1,263)
ESAB Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(61,792)	969
Estee Lauder Cos., Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(167,780)	1,203
Etsy, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(23,768)	(353)
Exact Sciences Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(163,309)	(32,982)

The accompanying notes are an integral part of these financial statements.

Fabrinet	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/12/2029	(26,253)	(11,407)
Fabrinet	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(372,277)	(111,835)
Federal Signal Corp.	Morgan Stanley	Pay	0.00%	Termination	05/13/2030	0	—
First Solar, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(188,774)	(16,838)
First Solar, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/12/2029	(22,494)	(9,166)
Floor & Decor Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(54,391)	2,272
FMC Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(16,950)	2,729
Fortinet, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(43,301)	(224)
Franco-Nevada Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(48,817)	(10,046)
Frontier Communications Parent, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/12/2029	(43,961)	(1,224)
Frontier Communications Parent, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(184,658)	(3,154)
Garmin Ltd.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(190,574)	(16,872)
General Motors Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(259,976)	(35,145)
Glaukos Corp	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(23,323)	1,164
GlobalFoundries, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(3,297)	43
Graphic Packaging Holding Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(47,262)	5,891
Henry Schein, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(24,690)	844
Herc Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(37,098)	4,532
Hewlett Packard Enterprise Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(252,452)	(5,943)
Hexcel Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(20,816)	(785)
Hims & Hers Health, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(16,335)	(578)
Howmet Aerospace, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(8,242)	(310)
Hyatt Hotels Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(86,293)	(1,231)
IDACORP, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(22,201)	(2,670)
Ingram Micro Holding Corp.	Morgan Stanley	Pay	EFFR + (1.44)%	Termination	05/09/2030	(5,437)	(205)
Insight Enterprises, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(11,454)	1,552
Inspire Medical Systems, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/12/2029	(3,191)	3,492
Inspire Medical Systems, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(223)	217
International Business Machines Corp.	Morgan Stanley	Pay	EFFR + (0.01)%	Termination	05/09/2030	(3,104)	48
International Paper Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(84,262)	2,466
J.M. Smucker Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(184,186)	2,263
Jazz Pharmaceuticals PLC	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(24,647)	(1,007)
Karman Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(1,083)	(279)
KLA Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(15,100)	(285)
Knife River Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(18,141)	2,816
Kontoor Brands, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(1,436)	(6)
L3Harris Technologies, Inc.	Morgan Stanley	Pay	0.00%	Termination	05/09/2030	(305)	(3)
Lear Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(79,482)	(2,330)
Leonardo DRS, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(36,456)	(2,341)
Life Time Group Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(8,252)	151
Light & Wonder, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(23,167)	1,793
Live Nation Entertainment, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(128,432)	(8,171)
Lockheed Martin Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(405,858)	(62,018)
Lumen Technologies, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/12/2029	(99,713)	(32,802)
LyondellBasell Industries NV	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(100,532)	4,851
MACOM Technology Solutions Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(31,620)	1,673

The accompanying notes are an integral part of these financial statements.

Madison Square Garden Sports Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/12/2029	(681)	(105)
Madison Square Garden Sports Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(30,418)	(4,159)
Magna International, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(10,850)	(1,168)
Manhattan Associates, Inc.	Morgan Stanley	Pay	0.00%	Termination	05/13/2030	0	—
Marathon Petroleum Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(128,750)	(19,036)
MasTec, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(213,023)	(32,375)
Matador Resources Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(16,444)	1,185
Maximus, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(134,679)	(7,460)
McKesson Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(773)	(35)
Mirion Technologies, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(15,142)	(192)
Moderna, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(11,572)	606
Modine Manufacturing Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(19,760)	(26)
Mohawk Industries, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(9,282)	(430)
Mondelez International, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(131,999)	1,922
Mosaic Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(306,155)	(18,585)
MSA Safety, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(28,219)	342
Neurocrine Biosciences, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(2,527)	46
New Gold, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(101,575)	(19,090)
New Jersey Resources Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(38,809)	(868)
NextEra Energy, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(17,967)	(709)
NEXTracker, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(209,466)	(16,118)
NiSource, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(131,416)	(5,939)
NRG Energy, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(407,466)	(29,215)
Nucor Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(80,581)	(4,148)
Nucor Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/12/2029	(191,363)	(23,541)
Nuvalent, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(18,593)	(2,392)
ONEOK, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/12/2029	(181,185)	52,976
ONEOK, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(23,861)	1,734
Option Care Health, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(222)	13
Parsons Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(12,853)	(235)
Permian Resources Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(142,157)	7,350
Phillips 66	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(67,058)	(6,900)
Pinnacle West Capital Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/12/2029	(49,492)	2,124
Pinnacle West Capital Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(95,219)	817
PPG Industries, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(6,622)	429
PPL Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(166,923)	(4,032)
Primo Brands Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(261,023)	44,489
PTC Therapeutics, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(46,518)	(1,956)
QUALCOMM, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(92,663)	(4,460)
Quanta Services, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(225,445)	(14,126)
QXO, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(115,084)	8,265
Ralph Lauren Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(20,381)	(132)
Ross Stores, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(45,260)	(283)
Royal Gold, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(1,605)	(146)
SanDisk Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(114,107)	(12,262)
Science Applications International Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(87,545)	3,165
Seagate Technology Holdings PLC	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(226,854)	(45,924)

The accompanying notes are an integral part of these financial statements.

Sealed Air Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(7,424)	(423)
Silgan Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/12/2029	(3,097)	785
Silgan Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(133,933)	10,019
Smurfit WestRock PLC	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(1,533)	158
Snap-on, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(173,776)	(12,059)
Southern Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(105,953)	136
Southern Copper Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(607)	(18)
Southwest Gas Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(113,906)	(7,997)
Spire, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(52,988)	(4,463)
Spirit AeroSystems Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(60,641)	149
StandardAero, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(6,850)	1
Steel Dynamics, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/12/2029	(379,528)	(36,796)
Summit Therapeutics, Inc.	Morgan Stanley	Pay	EFFR + (5.69)%	Termination	05/09/2030	(15,144)	2,469
Talen Energy Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(285,005)	(43,053)
Teledyne Technologies, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/12/2029	(111,348)	(6,488)
Tenet Healthcare Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(2,843)	(103)
Tesla, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(25,349)	(7,314)
Texas Instruments, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(25,906)	627
TG Therapeutics, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/12/2029	(1,120)	(41)
TG Therapeutics, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(13,728)	(978)
Timken Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(32,478)	(190)
TKO Group Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(2,827)	(109)
TXNM Energy, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(168,745)	(1,088)
UL Solutions, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(3,614)	(26)
Ulta Beauty, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(265,174)	(12,648)
United Therapeutics Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(237,692)	(12,493)
UnitedHealth Group, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(352,897)	(36,448)
Universal Health Services, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(1,436)	23
Valero Energy Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(20,431)	(3,465)
Vaxcyte, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/12/2029	(52,157)	5,070
Vaxcyte, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(98,227)	(8,768)
Vertex, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/12/2029	(72,858)	27,187
Vertex, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(14,948)	4,424
Vertiv Holdings Co.	Morgan Stanley	Pay	0.00%	Termination	05/09/2030	(6,789)	(103)
Viking Holdings Ltd.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(109,464)	(4,045)
Vistra Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(157,324)	9,404
Walmart, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(362,256)	(11,785)
Warner Bros Discovery, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(20,956)	(71)
Watsco, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(32,748)	3,759
West Fraser Timber Co. Ltd.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(20,054)	981
Westlake Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(106,805)	(135)
Wheaton Precious Metals Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(11,184)	(925)
Williams-Sonoma, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(26,386)	895
Wynn Resorts Ltd.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(53,104)	(2,000)
Xcel Energy, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(86,296)	(12,863)
Xcel Energy, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	11/12/2029	(1,452)	(182)
XPO, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(20,425)	(400)

The accompanying notes are an integral part of these financial statements.

Yum! Brands, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	05/09/2030	(12,160)	133
							(968,775)

Net Unrealized Appreciation
(Depreciation)							(959,700)

EFFR – Effective Federal Funds Rate was 4.09% as of September 30, 2025.
PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

September 30, 2025

	Gotham 1000 Value ETF	Gotham Enhanced 500 ETF	Gotham Short Strategies ETF
ASSETS:
Investments, at value (cost $214,816,138, $553,871,945 and $11,593,880) (Note 2)	$227,994,032	$643,574,932	$11,657,420
Receivable for investments sold	695,799	2,733,642	236,707
Unrealized appreciation on swap contacts	—	—	437,489
Receivable for swap contracts (Note 2)	—	—	140,619
Dividends receivable	199,296	294,047	8,450
Dividend tax reclaim receivable	13,148	3,546	515
Security lending income receivable (Note 6)	5,036	1,152	—
Interest receivable	651	2,082	1,669
Cash	—	—	1,918,325
Foreign currency, at value	—	—	47
Total assets	228,907,962	646,609,401	14,401,241

LIABILITIES:
Payable upon return of securities loan (value included in investments $19,901,298, $2,860,026 and $-) (Note 6)	20,522,718	2,926,401	—
Payable for investments purchased	735,877	5,289,732	174,684
Payable to adviser (Note 4)	85,198	245,602	13,948
Payable for swap contracts (Note 2)	—	—	74,937
Unrealized depreciation on swap contacts	—	—	1,397,189
Total liabilities	21,343,793	8,461,735	1,660,758
NET ASSETS	$207,564,169	$638,147,666	$12,740,483

NET ASSETS CONSISTS OF:
Paid-in capital	$189,405,130	$550,021,209	$29,527,621
Total distributable earnings/(accumulated losses)	18,159,039	88,126,457	(16,787,138)
Total Net Assets	$207,564,169	$638,147,666	$12,740,483

Net assets	$207,564,169	$638,147,666	$12,740,483
Shares issued and outstanding(a)	8,150,000	17,425,000	1,692,414
Net asset value per share	$25.47	$36.62	$7.53

(a) Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Year Ended September 30, 2025

	Gotham 1000 Value ETF	Gotham Enhanced 500 ETF	Gotham Short Strategies ETF

INVESTMENT INCOME:
Dividend income	$3,755,935	$7,467,605	$150,524
Less: Dividend withholding taxes	(101,625)	(531)	(2,795)
Less: Issuance fees	(85)	(139)	(1)
Interest income	8,836	23,505	16,859
Securities lending income (Note 6)	64,022	21,100	—
Total investment income	3,727,083	7,511,540	164,587

EXPENSES:
Investment advisory fee (Note 4)	1,199,197	3,478,776	163,321
Total expenses	1,199,197	3,478,776	163,321
Expense reimbursement by Adviser (Note 4)	(276,738)	(802,794)	—
Net expenses	922,459	2,675,982	163,321
NET INVESTMENT INCOME (LOSS)	2,804,624	4,835,558	1,266

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	4,232,715	7,683,102	1,364,485
In-kind redemptions	11,128,359	71,097,333	—
Swap contracts	—	—	(1,353,373)
Foreign currency transactions	—	—	32
Net realized gain (loss)	15,361,074	78,780,435	11,144
Net change in unrealized appreciation (depreciation) on:
Investments	(6,719,436)	4,145,497	(505,482)
Foreign currency translations	(37)	—	(9)
Swap contracts	—	—	(561,870)
Net change in unrealized appreciation (depreciation)	(6,719,473)	4,145,497	(1,067,361)
Net realized and unrealized gain (loss)	8,641,601	82,925,932	(1,056,217)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,446,225	$87,761,490	$(1,054,951)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Gotham 1000 Value ETF		Gotham Enhanced 500 ETF
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024
OPERATIONS:
Net investment income (loss)	$2,804,624	$2,371,264	$4,835,558	$4,225,499
Net realized gain (loss)	15,361,074	15,923,750	78,780,435	31,236,269
Net change in unrealized appreciation (depreciation)	(6,719,473)	16,676,962	4,145,497	79,902,044
Net increase (decrease) in net assets resulting from operations	11,446,225	34,971,976	87,761,490	115,363,812

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(5,134,636)	(2,397,237)	(4,292,739)	(3,836,259)
Total distributions to shareholders	(5,134,636)	(2,397,237)	(4,292,739)	(3,836,259)

CAPITAL TRANSACTIONS:
Subscriptions	72,161,110	57,140,840	209,790,703	187,238,243
Redemptions	(35,677,120)	(61,299,990)	(146,595,895)	(100,773,273)
ETF transaction fees (Note 9)	—	—	251	1,158
Net increase (decrease) in net assets from capital transactions	36,483,990	(4,159,150)	63,195,059	86,466,128

NET INCREASE (DECREASE) IN NET ASSETS	42,795,579	28,415,589	146,663,810	197,993,681

NET ASSETS:
Beginning of the period	164,768,590	136,353,001	491,483,856	293,490,175
End of the period	$207,564,169	$164,768,590	$638,147,666	$491,483,856

SHARES TRANSACTIONS
Subscriptions	2,950,000	2,550,000	6,150,000	6,700,000
Redemptions	(1,450,000)	(2,700,000)	(4,300,000)	(3,500,000)
Total increase (decrease) in shares outstanding	1,500,000	(150,000)	1,850,000	3,200,000

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Gotham Short Strategies ETF
	Year Ended September 30, 2025	Year Ended September 30, 2024 (a)
OPERATIONS:
Net investment income (loss)	$1,266	$115,235
Net realized gain (loss)	11,144	1,005,189
Net change in unrealized appreciation (depreciation)	(1,067,361)	(1,322,595)
Net increase (decrease) in net assets resulting from operations	(1,054,951)	(202,171)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(88,870)	(46,249)
Total distributions to shareholders	(88,870)	(46,249)

CAPITAL TRANSACTIONS:
Subscriptions	6,970,995	6,493,298
Redemptions	(4,975,083)	(13,481,644)
Net increase (decrease) in net assets from capital transactions	1,995,912	(6,988,346)

NET INCREASE (DECREASE) IN NET ASSETS	852,092	(7,236,766)

NET ASSETS:
Beginning of the period	11,888,391	19,125,157
End of the period	$12,740,483	$11,888,391

SHARES TRANSACTIONS
Subscriptions	900,000	780,773
Redemptions	(625,000)	(1,666,932)
Total increase (decrease) in shares outstanding	275,000	(886,159)

(a)	Prior to November 6, 2023, the Fund operated as a traditional, open-end mutual fund and series of FundVantage Trust. See Note 1.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	Gotham 1000 Value ETF
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Period Ended September 30, 2022(a)
PER SHARE DATA:

Net asset value, beginning of period	$24.78	$20.05	$16.68	$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.37	0.34	0.35	0.13
Net realized and unrealized gain (loss)(c)	1.00	4.74	3.20	(3.45)
Total from investment operations	1.37	5.08	3.55	(3.32)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.47)	(0.35)	(0.18)	—
Net realized gains	(0.21)	—	—	—
Total distributions	(0.68)	(0.35)	(0.18)	—

Net asset value, end of period	$25.47	$24.78	$20.05	$16.68

TOTAL RETURN(d)	5.62%	25.56%	21.37%	(16.58)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$207,564	$164,769	$136,353	$33,368
Ratio of expenses to average net assets:
Before Investment Advisory Fees waived(e)	0.65%	0.65%	0.65%	0.65%
After Investment Advisory Fees waived(e)	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets(e)	1.52%	1.52%	1.78%	2.22%
Portfolio turnover rate(d)(f)	210%	199%	155%	52%

(a)	Inception date of the Fund was June 7, 2022.

(b)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Not annualized for periods of less than one year.

(e)	Annualized for periods of less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	Gotham Enhanced 500 ETF
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Period Ended September 30, 2021(a)
PER SHARE DATA:

Net asset value, beginning of period	$31.56	$23.72	$19.68	$23.10	$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.30	0.30	0.30	0.28	0.19
Net realized and unrealized gain (loss)(c)	5.03	7.82	4.00	(3.64)	2.91
Total from investment operations	5.33	8.12	4.30	(3.36)	3.10

LESS DISTRIBUTIONS FROM:
Net investment income	(0.27)	(0.28)	(0.26)	(0.06)	—
Total distributions	(0.27)	(0.28)	(0.26)	(0.06)	—

ETF transaction fees per share	0.00 (d)	0.00 (d)	—	—	—
Net asset value, end of period	$36.62	$31.56	$23.72	$19.68	$23.10

TOTAL RETURN(e)	17.01%	34.47%	22.01%	(14.62)%	15.53%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$638,148	$491,484	$293,490	$262,264	$87,799
Ratio of expenses to average net assets:
Before Investment Advisory Fees waived(f)	0.65%	0.65%	0.65%	0.65%	0.65%
After Investment Advisory Fees waived(f)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets(f)	0.90%	1.08%	1.17%	1.05%	9.20%
Portfolio turnover rate(e)(g)	135%	144%	134%	59%	36%

(a)	Inception date of the Fund was December 28, 2020.

(b)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.

(e)	Not annualized for periods of less than one year.

(f)	Annualized for periods of less than one year.

(g)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	Gotham Short Strategies ETF
	Year Ended September 30, 2025	Year Ended September 30, 2024(a)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
PER SHARE DATA:

Net asset value, beginning of period	$8.39	$8.30	$9.02	$5.90	$7.42

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.00 (c)	0.06	0.00 (c)	0.01	(0.02)
Net realized and unrealized gain (loss)(d)	(0.80)	0.05	(0.72)	3.22	(1.50)
Total from investment operations	(0.80)	0.11	(0.72)	3.23	(1.52)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)	(0.02)	—	(0.12)	(0.00	)(c)
Total distributions	(0.06)	(0.02)	—	(0.12)	(0.00	)(c)

Redemption fee per share	—	—	0.00 (c)	0.0.01	0.00	(c)
Net asset value, end of period	$7.53	$8.39	$8.30	$9.02	$5.90
TOTAL RETURN	(9.47)%	1.29%	(7.98)%	55.96%	(20.47)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$12,740	$11,888	$19,125	$18,739	$1,520
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.35%	1.61%	2.23%	3.52%	2.92%
After expense reimbursement/recoupment	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income to average net assets	0.01%	0.74%	0.05%	0.09%	(0.25)%
Portfolio turnover rate(e)	685%	538%	670%	717%	459%

(a)	Prior to November 6, 2023, the Fund operated as a traditional, open-end mutual fund and series of FundVantage Trust. See Note 1.

(b)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.

(c)	Amount represents less than $0.005 or $(0.005) per share.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(e)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements	Gotham ETFs

NOTE 1 - ORGANIZATION

The Gotham 1000 Value ETF, Gotham Enhanced 500 ETF and Gotham Short Strategies ETF are each diversified series of shares (each, a “Fund,” and collectively, the “Funds”) of beneficial interest of Tidal Trust I (formerly, Tidal ETF Trust) (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”) . Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and Gotham Asset Management, LLC (“Gotham” or the “Sub-Adviser”) serves as investment sub-adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services—Investment Companies.”

The Gotham 1000 Value ETF commenced operations on June 7, 2022, the Gotham Enhanced 500 ETF commenced operations on December 28, 2020 and the Gotham Short Strategies ETF commenced operations on January 31, 2008. Effective November 6, 2023, the Gotham Short Strategies Fund (the “Predecessor Fund”), a mutual fund and series of FundVantage Trust, was converted into an exchange-traded fund through the reorganization of the Predecessor Fund into the Gotham Short Strategies ETF, a newly created corresponding series of the Trust with substantially similar investment objectives and substantially similar principal investment strategies as the Predecessor Fund. The Gotham Short Strategies ETF has adopted the accounting history and performance of the Predecessor Fund. For financial reporting purposes, assets received and shares issued by the Gotham Short Strategies ETF were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Gotham Short Strategies ETF realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The investment objective of each of the Gotham 1000 Value ETF and the Gotham Enhanced 500 ETF is to seek long-term capital appreciation. The investment objective of the Gotham Short Strategies ETF is to seek long-term capital appreciation and to provide positive returns in down markets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Swap contracts, such as credit default swaps, total return swaps, interest rate swaps, currency swaps and swaptions, are priced by an approved independent pricing service. The independent pricing service will include unadjusted exchange close prices but may also provide prices with observable market data inputs in an evaluated valuation methodology.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

Notes to Financial Statements	Gotham ETFs

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2025:

Gotham 1000 Value ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$207,235,545	$—	$—	$207,235,545
Investments Purchased with Collateral from	—	—	—	20,522,718
Securities Lending(a)
Money Market Funds	235,769	—	—	235,769
Total Investments	$207,471,314	$—	$—	$227,994,032

Gotham Enhanced 500 ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$637,425,477	$—	$—	$637,425,477
Investments Purchased with Collateral from	—	—	—	2,926,401
Securities Lending(a)
Money Market Funds	3,223,054	—	—	3,223,054
Total Investments	$640,650,531	$—	$—	$643,574,932

Notes to Financial Statements	Gotham ETFs

Gotham Short Strategies ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$11,057,134	$—	$—	$11,057,134
Money Market Funds	600,286	—	—	600,286
Total Investments	$11,657,420	$—	$—	$11,657,420

Other Financial Instruments(b):
Total Return Swaps	$—	$437,489	$—	$437,489
Total Other Financial Instruments	$—	$437,489	$—	$437,489

Liabilities:
Other Financial Instruments(b):
Total Return Swaps	$—	$1,397,189	$—	$1,397,189
Total Other Financial Instruments	$—	$959,700	$—	$959,700

Refer to the Schedules of Investments for further disaggregation of investment categories.

(a)	Certain investments that are measured at fair value using the net asset value per Share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedules of Investments.

(b)	The fair value of the Fund's other financial instruments represents the net unrealized appreciation (depreciation) as of September 30, 2025.

Derivative Instruments. Total return swaps are a swap agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. The Gotham Short Strategies ETF will generally enter into swap agreements on a net basis, which means the two payment streams that are to be made by the Fund and its counterparty with respect to a particular swap agreement are netted out, with the Fund receiving or paying, as the case may be, only the net difference in the two payments. The Fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. The Fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the Fund). If the swap agreement does not provide for that type of netting, the full amount of the Fund’s obligations will be accrued on a daily basis.

The Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. The following tables show the effects of derivative instruments on the Gotham Short Strategies ETF’s financial statements.

For the year ended September 30, 2025, the Gotham Short Strategies ETF’s monthly average quantity and notional value are described below:

	Average Contracts	Average Notional Amount
Total Return Swaps
Purchased	$17,544,987	$1,202,162
Total Return Swaps
Written	(1,509,483)	(17,778,909)

Notes to Financial Statements	Gotham ETFs

The effect of derivative instruments on the Statements of Assets and Liabilities as of September 30, 2025 was as follows:

	Asset Derivatives as of		Liability Derivatives as of
	September 30, 2025		September 30, 2025
	Balance Sheet		Balance Sheet
Instrument	Location	Fair Value	Location	Fair Value
Total Return Swaps	Appreciation on swap agreements	$437,489	Depreciation on swap agreements	$1,397,189

The effect of derivative instruments on the Statements of Operations as of September 30, 2025 was as follows:

Instrument	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Total Return Swaps	Realized and unrealized gain (loss) on swap contracts	$(1,353,373)	$(561,870)

Federal Income Taxes. Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, each Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds’ fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of September 30, 2025, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. Each Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. If a Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable but will reduce each shareholder’s cost basis in a Fund and result in a higher capital gain or lower capital loss when the Shares of a Fund on which the distribution was received are sold. After a shareholder’s basis in the Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s Shares.

A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and, in general, distribute annually 90% or more of its taxable income (other than net capital gains) to

Notes to Financial Statements	Gotham ETFs

shareholders.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Funds are declared and paid at least annually. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation. The NAV per Share is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. Each Fund’s Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of each Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of that Fund’s net assets, that Fund will take such steps as set forth in the Program.

Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Gotham Short Strategies ETF has implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per Share. These differences are primarily due to redemptions in kind. For the year fiscal ended September 30, 2025, the following adjustments were made:

Fund	Paid-In Capital	Total Distributable Earnings/(Accumulated Losses)
Gotham 1000 Value ETF	$10,745,250	$(10,745,250)
Gotham Enhanced 500 ETF	$68,778,666	$(68,778,666)
Gotham Short Strategies ETF	$(8,695)	$8,695

Notes to Financial Statements	Gotham ETFs

NOTE 3 – PRINCIPAL INVESTMENT RISKS

Counterparty Risk (Gotham Short Strategies ETF Only). Swaps and certain other derivative contracts entered into by the Fund involve exposure to counterparty credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Database Error Risk. The investment strategies used by the Sub -Adviser, rely on proprietary databases and third-party data sources. Data entries made by the Sub-Adviser’s team of financial analysts or third parties may contain errors, as may the database system used to store such data. Any errors in the underlying data sources, data entry or database may result in the Funds acquiring or selling investments based on incorrect information.

Derivatives Risk (Gotham Short Strategies ETF Only). The Fund obtains portfolio exposure through the use of swap(s) referenced to a basket of short and/or long equity security positions selected by the Sub-Adviser. In general, with a derivative, the Fund will be exposed to additional risks that are separate from those associated with short sales. In general, a derivative contract such as a swap typically involves leverage (i.e., it provides exposure to potential gain or loss from a change in the market price of a security or group of securities in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract). Swap agreements can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held by the Fund may not correlate with the underlying instrument or reference assets, or the Fund’s other investments. Although the value of swap agreements depends largely upon price movements in the underlying instrument or reference asset, there are additional risks associated with swap agreements that are possibly greater than the risks associated with investing directly in the underlying instruments or reference assets, including illiquidity risk, leveraging risk and counterparty credit risk. Any swap will be based on a notional amount agreed upon by the Sub-Adviser and a counterparty. The Sub-Adviser will retain the ability to adjust the notional exposure of the swap at its discretion, as well as the composition of the reference short securities basket. Generally, the fees and expenses of a swap are based on the notional value of the swap. The value of the swap typically includes a deduction for fees of the counterparty as well as costs typically associated with short sales of securities, such as dividend and interest expenses. As a result, the Fund’s return from such instrument will be net of such costs and expenses and any such costs and expenses will reduce the Fund’s return on the swap. A small position in swap agreements could have a potentially large impact on the Fund’s performance. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in swap agreements or any other derivative.

Exchanged Traded Fund (“ETF”) Risks.

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Cash Redemption Risk (Gotham Short Strategies ETF Only). The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., swap agreements that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Notes to Financial Statements	Gotham ETFs

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate a Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Gotham Short Strategies ETF may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

●	Trading. Although Shares are listed on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Funds’ underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Equity Market Risk. The equity securities held in each Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest. Common stocks, such as those held by the Funds, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

General Market Risk. Securities markets and individual securities may increase or decrease in value. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Funds invest. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility”, and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Funds invest may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade.

High Portfolio Turnover Risk. The Funds may actively and frequently trade all or a significant portion of the securities in their portfolios. A high portfolio turnover rate increases transaction costs, which may increase each Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Funds due to an increase in short-term capital gains.

Large-Capitalization Investing Risk The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Leverage Risk (Gotham Short Strategies ETF Only). The Fund utilizes leverage in its investment program. The use of leverage allows the Fund to make additional investments, thereby increasing its exposure to assets, such that its total assets may be greater than its capital. However, leverage also magnifies the volatility of changes in the value of the Fund’s portfolio. The effect of the use of leverage by the Fund in a market that moves adversely to its investments could result in substantial losses to the Fund, which would be greater than if the Fund were not leveraged.

Liquidity Risk (Gotham Short Strategies ETF Only). The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.

Mid-Capitalization Investing Risk (Gotham 1000 Value ETF). The securities of mid -capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

Management Risk. The Funds are actively-managed and may not meet their investment objectives based on the Sub-Adviser’s success or failure to implement investment strategies for the Funds.

OTC Trading Risk (Gotham Short Strategies ETF Only). Certain of the derivatives in which the Fund invests may be traded (and privately negotiated) in the “over-the-counter” or “OTC” market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to

Notes to Financial Statements	Gotham ETFs

counterparty credit risk with respect to such derivative contracts.

Sector Risk (Gotham 1000 Value ETF and Gotham Enhanced 500 ETF Only). At times the Funds may increase the relative emphasis of their investments in a particular sector or group of industries. The prices of securities of issuers in a particular sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Funds increase the relative emphasis of their investments in a particular industry or sector, the value of Shares may fluctuate in response to events affecting that industry or sector.

Short Sale Risk (Gotham Short Strategies ETF Only) . Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. Although the Fund’s gain is limited to the price at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited. Government actions also may affect the Fund’s ability to engage in short selling. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses (sometimes referred to as the “negative cost of carry”) negatively impact the performance of the Fund since these expenses tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell long positions earlier than it had expected.

Small- and Mid-Cap Securities Risk (Gotham Short Strategies ETF Only). In addition to large cap securities, the Fund also invests in small and mid-cap companies. Investments in small and mid -cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes, and as a result, may be less liquid than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short-term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Systems Risk. The Funds depend on the Sub-Adviser to develop and implement appropriate systems to provide sub-advisory services. The Sub-Adviser relies extensively on computer programs and systems to implement and monitor each Fund’s investment strategy. As a result, there is a risk of human or technological errors affecting the portfolio construction process and order origination, including errors in programming (e.g., “bugs” and classic coding errors), modeling, design, translational errors and compatibility issues with data sets and among systems. There can be no guarantee that such defects or issues will be identified in time to avoid a material adverse effect on the Funds.

Value Style Risk. The Sub-Adviser buys securities, on behalf of the Funds, that it believes are undervalued. Investing in “value” stocks presents the risk that the stocks may never reach what the Sub- Adviser believes are their full market values, either because the market fails to recognize what the Sub-Adviser considers to be the companies’ true business values or because the Sub-Adviser misjudges those values. In addition, value stocks may fall out of favor with investors and underperform other stocks (such as growth stocks) during given periods. Conversely, the Gotham Short Strategies ETF shorts securities the Sub-Adviser believes are overvalued. This presents the risk that a stock’s value may not decrease to what the Sub-Adviser believes is its true market value because the market fails to recognize what the Sub-Adviser considers to be the company’s value, because the Sub-Adviser misjudges that value or because the Sub-Adviser is required to purchase the security before its investment thesis could be realized.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Gotham Enhanced 500 ETF and the Gotham 1000 Value ETF, including selecting broker-dealers to execute purchase and sales transactions, subject to the supervision of the Board. With respect to the Gotham Short Strategies ETF, the Adviser is responsible for any trading of portfolio securities that may be required in connection with the issuance or redemption of Creation Units for the Fund, including selecting broker-dealers to execute purchase and sales transactions. The Adviser has, however, delegated trading authority in connection with the day-to-day management of the Gotham Short Strategies ETF’s portfolio to the Sub-Adviser, including selecting broker-dealers to execute purchase and sales transactions.

Notes to Financial Statements	Gotham ETFs

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of the Funds as follows:

Fund	Investment Advisory Fee	Investment Advisory Fee After Waiver
Gotham 1000 Value ETF	0.65%	0.50%
Gotham Enhanced 500 ETF	0.65%	0.50%
Gotham Short Strategies ETF	1.35%	N/A

The Adviser has contractually agreed to a reduced Investment Advisory Fee for the Gotham 1000 Value ETF and the Gotham Enhanced 500 ETF to 0.50% until at least January 31, 2026 (the “Fee Waiver Agreements”). The Fee Waiver Agreements may be terminated only by, or with the consent of, the Board. Any waived Investment Advisory Fees are not able to be recouped by the Adviser under the Fee Waiver Agreements.

Out of each Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the year ended September 30, 2025 are disclosed in the Statements of Operations.

The Sub-Adviser serves as investment sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to each Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Gotham Enhanced 500 ETF and Gotham 1000 Value ETF portfolios, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Adviser may retain responsibility for trading portfolio securities for the Gotham Short Strategies ETF or may delegate such authority to the Sub-Adviser. The Sub-Adviser currently exercises trading authority in connection with the day-to-day management of the Gotham Short Strategies ETF’s portfolio, including selecting broker -dealers to execute purchase and sale transactions; however, trading authority related to the issuance or redemption of creation units is currently being exercised by the Adviser. If the Adviser determines to retain trading authority, the Sub-Adviser will no longer trade the Gotham Short Strategies ETF’s portfolio securities. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.50% of average daily net assets for the Gotham Enhanced 500 ETF and Gotham 1000 Value ETF and 1.20% of average daily net assets for the Gotham Short Strategies ETF.

Under the Sub-Advisory Agreement, the Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Funds except for the sub-advisory fee payable to the Sub-Adviser and Excluded Expenses. Such expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser. For assuming the payment obligations for the Funds, the Adviser has agreed to pay the Sub-Adviser the profits, if any, generated by each Fund’s Investment Advisory Fee, less a contractual fee retained by the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ fund accountant and transfer agent. In those capacities, Fund Services performs various accounting, and transfer agency services for the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian. The Custodian acts as the securities lending agent for the Gotham Enhanced 500 ETF and the Gotham 1000 Value ETF. Prior to August 1, 2025, Fund Services also served as the Funds’ sub-administrator.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Shares.

For the Predecessor Fund, prior to its reorganization into the Trust, the investment adviser, custodian, fund administrator and transfer agent, and principal underwriter were Gotham Asset Management, LLC, The Bank of New York Mellon, BNY Mellon Investment Servicing (US) Inc., and Foreside Funds Distributors LLC, respectively.

Notes to Financial Statements	Gotham ETFs

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

NOTE 5 – SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Funds have evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund’s investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker ("CODM"). The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 – SECURITIES LENDING

The Gotham 1000 Value ETF and the Gotham Enhanced 500 ETF may each lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the Gotham 1000 Value ETF and Gotham Enhanced 500 ETF. The Gotham 1000 Value ETF and Gotham Enhanced 500 ETF receive compensation in the form of fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Gotham 1000 Value ETF and Gotham Enhanced 500 ETF continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of each Fund. The Gotham 1000 Value ETF and Gotham Enhanced 500 ETF have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand. The Gotham Short Strategies ETF does not currently participate in securities lending.

As of September 30, 2025, the market value of the securities on loan and payable on collateral received for securities lending were as follows:

Fund	Market Value of Securities on Loan	Payable on Collateral Received	Percentage of Net Assets of Securities on Loan
Gotham 1000 Value ETF	$19,901,298	$20,522,718	9.6%
Gotham Enhanced 500 ETF	2,860,026	2,926,401	0.4%

As of September 30, 2025, the Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received.

During the year ended September 30, 2025, the Funds loaned securities that were collateralized by cash. The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as listed in each Fund’s Schedule of Investments. Securities lending income is disclosed in the Funds’ Statements of Operations.

Notes to Financial Statements	Gotham ETFs

The Funds are not subject to a master netting agreement with respect to each Funds’ participation in securities lending; therefore, no additional disclosures regarding netting arrangements are required.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the fiscal year ended September 30, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were as follows:

Fund	Purchases	Sales
Gotham 1000 Value ETF	$387,654,010	$388,445,291
Gotham Enhanced 500 ETF	737,627,988	725,694,149
Gotham Short Strategies ETF	72,464,283	72,600,582

For the fiscal year ended September 30, 2025, there were no purchases or sales of long-term U.S. government securities.

For the fiscal year ended September 30, 2025, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
Gotham 1000 Value ETF	$69,070,438	$34,299,114
Gotham Enhanced 500 ETF	195,098,400	143,078,537
Gotham Short Strategies ETF	—	—

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal year ended September 30, 2025 and prior fiscal year ended September 30, 2024 were as follows:

Fund	Distributions paid from:	September 30, 2025	September 30, 2024
Gotham 1000 Value ETF	Ordinary Income	$3,553,968	$2,397,237
Gotham 1000 Value ETF	Capital Gains	1,580,668	—
Gotham Enhanced 500 ETF	Ordinary Income	4,292,739	3,836,259
Gotham Short Strategies ETF	Ordinary Income	88,870	46,249

For the fiscal year ended September 30, 2025, the components of the distributable earnings/(accumulated losses) on a tax basis were as follows:

	Gotham 1000 Value ETF	Gotham Enhanced 500 ETF	Gotham Short Strategies ETF
Investments, at cost (a)	$221,165,917	$569,584,255	$11,748,447
Gross tax unrealized appreciation	21,540,965	104,683,201	868,908
Gross tax unrealized depreciation	(14,712,850)	(30,692,524)	(1,919,635)
Net tax unrealized appreciation (depreciation)	6,828,115	73,990,677	(1,050,727)
Undistributed ordinary income (loss)	5,031,120	13,880,868	—
Undistributed long-term capital gain (loss)	6,299,804	254,912	—
Total distributable earnings/(accumulated losses)	11,330,924	14,135,780	—

Notes to Financial Statements	Gotham ETFs

Other accumulated gain (loss)	—	—	(15,736,411)
Total distributable earnings/(accumulated losses)	$18,159,039	$88,126,457	$(16,787,138)

a)	The difference between book and tax-basis cost of investments was attributable primarily to the treatment of wash sales.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. For the fiscal year ended September 30, 2025, the Funds have not elected to defer any post-October or late-year losses.

For the fiscal year ended September 30, 2025, the Gotham Short Strategies ETF had short-term capital loss carryovers of $15,764,641, which do not expire.

NOTE 9 – SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 10 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 11 - NEW ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023- 09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.

Notes to Financial Statements	Gotham ETFs

NOTE 12 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

Report of Independent Registered Public Accounting Firm	Gotham ETFs

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of

Gotham Enhanced 500 ETF, Gotham 1000 Value ETF,

Gotham Short Strategies ETF and

The Board of Trustees of

Tidal Trust I

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Gotham Enhanced 500 ETF, Gotham 1000 Value ETF and Gotham Short Strategies ETF (collectively the “Funds”), each a series of Tidal Trust I (the “Trust”), including the schedules of investments, as of September 30, 2025, the related statements of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of September 30, 2025, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Constituting	Statement Of	Statements Of
Tidal Trust I	Operations	Changes In Net Assets	Financial Highlights
Gotham Enhanced 500 ETF	For the year ended September 30, 2025	For each of the two years ended September 30, 2025	For each of the four years ended September 30, 2025 and for the period December 28, 2020 (commencement of operations) to September 30, 2021

Gotham 1000 Value ETF	For the year ended September 30, 2025	For each of the two years ended September 30, 2025	For each of the three years ended September 30, 2025 and for the period June 7, 2022 (commencement of operations) to September 30, 2022

Gotham Short Strategies ETF	For the year ended September 30, 2025	For each of the two years ended September 30, 2025	For each of the two years ended September 30, 2025

The financial highlights for each of the three years ended September 30, 2023 for Gotham Short Strategies ETF were audited by other auditors, whose report dated November 29, 2023 expressed an unqualified opinion on such financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2018.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.

Accordingly, we express no such opinion.

Report of Independent Registered Public Accounting Firm	Gotham ETFs

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian and brokers or through other appropriate auditing procedures when replies from brokers were unable to be obtained. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

November 28, 2025

Other Non-Audited Information

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the year ended September 30, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Gotham Enhanced 500 ETF	46.23%
Gotham 1000 Value ETF	71.57%
Gotham Short Strategies ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended September 30, 2025, was as follows:

Gotham Enhanced 500 ETF	45.32
Gotham 1000 Value ETF	60.32%
Gotham Short Strategies ETF	100.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the year ended September 30, 2025, was as follows:

Gotham Enhanced 500 ETF	0.00%
Gotham 1000 Value ETF	0.00%
Gotham Short Strategies ETF	0.00%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Funds, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

The Board of Trustees (the “Board” or the “Trustees”) of Tidal Trust I (the “Trust”) met at a meeting held on April 3, 2025 to consider the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of each of the Gotham Enhanced 500 ETF (the “GSPY ETF”), Gotham 1000 Value ETF (the “GVLU ETF”), and Gotham Short Strategies ETF (the “SHRT ETF”) (each, a “Fund”, and together, the “Funds”), each a series of the Trust, and Tidal Investments LLC, the Funds’ investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the renewal of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographical information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the unitary advisory fees for the Funds, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the renewal of the Advisory Agreement for an additional one-year term.

Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds, including trade execution and recommendations with respect to the hiring, termination, or replacement of sub-advisers to the Funds. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Michael Venuto and Charles Ragauss, who each serve as a portfolio manager to the Funds, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser does not manage any other accounts that utilize a strategy similar to that employed by each of the Funds.

The Board also considered other services provided to the Funds, such as monitoring adherence to each Fund’s investment strategy and restrictions, oversight of Gotham Asset Management, LLC (“Gotham” or the “Sub-Adviser”), the Funds’ sub-adviser, and other service providers to the Funds, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, the investment purpose and potential benefits and risks of the SHRT ETF’s use of derivatives instruments, and monitoring the extent to which each Fund achieves its investment objective as an actively-managed ETF. The Board noted that the Adviser is responsible for trade execution for the GSPY ETF and GVLU ETF and the Sub-Adviser is responsible for portfolio investment decisions for the GSPY ETF and GVLU ETF, subject to the supervision of the Adviser. The Board also noted that the Sub-Adviser is responsible for trade execution and portfolio investment decisions for the SHRT ETF, subject to the supervision of the Adviser.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Funds and that the nature, overall quality and extent of the management services provided to the Funds, as well as the Adviser’s compliance program, were satisfactory.

Investment Performance of the Funds and the Adviser. The Board considered the investment performance of the Funds and the Adviser. The Board also considered each Fund’s performance (at net asset value) against its benchmark index(es) and respective custom peer group. The Board also considered that because the portfolio investment decision-making for the Funds is performed by the Sub-Adviser, each Fund’s performance is not the direct result of investment decisions made by the Adviser.

The Board considered the performance of the GSPY ETF on an absolute basis, and in comparison to its benchmark index (the S&P 500 Total Return Index). The Board also considered comparative information prepared by the Adviser, in partnership with AltaVista Research, LLC (“AltaVista”), a third-party ETF research firm, utilizing a peer group selection process managed by Barrington Partners (“Barrington”), an independent investment management analytics consulting firm, comparing the GSPY ETF to a customized group of ETFs selected by Barrington (the “GSPY Peer Group”). The Board noted that the Fund underperformed the S&P 500 Total Return Index for the one-year, three-year and since inception periods ended February 28, 2025. The Board considered that the Fund was in-line with the GSPY Peer Group median and average over the one-year and three-year periods ended February 28, 2025. The Board also noted that the Fund ranked fourth out of eight funds in the GSPY Peer Group over the one-year period ended February 28, 2025, and third out of five funds in the GSPY Peer Group for the three-year period ended February 28, 2025.

The Board considered the performance of the GVLU ETF on an absolute basis, in comparison to its primary benchmark index (the Russell 1000 Value Total Return Index), and in comparison to a secondary benchmark index (the Russell 1000 Total Return Index). The Board also considered comparative information prepared by the Adviser, in partnership with AltaVista, utilizing a peer group selection process managed by Barrington, comparing the GVLU ETF to a customized group of ETFs selected by Barrington (the “GVLU Peer Group”). The Board noted that the Fund underperformed each of the Russell 1000 Value Total Return Index and the Russell 1000 Total Return Index over the one-year and since-inception periods ended February 28, 2025. The Board considered that the Fund underperformed the GVLU Peer Group median and average over the one-year period ended February 28, 2025. The Board also noted that the Fund ranked seventh out of eight funds in the GVLU Peer Group over the one-year period ended February 28, 2025.

The Board considered the performance of the SHRT ETF on an absolute basis, and in comparison to its benchmark index (the S&P 500 Total Return Index). The Board also considered comparative information prepared by the Adviser, in partnership with AltaVista, utilizing a peer group selection process managed by Barrington, comparing the SHRT ETF to a customized group of ETFs selected by Barrington (the “SHRT Peer Group”). The Board noted that the Fund underperformed the S&P 500 Total Return Index for the one-year, three-year, five-year, ten-year and since inception periods ended February 28, 2025. The Board considered that the Fund underperformed the SHRT Peer Group median and averages over the one-year and three-year periods ended February 28, 2025. The Board also noted that the Fund ranked last out of seven funds in the SHRT Peer Group over the one-year period ended February 28, 2025, and fourth out of five funds for the three-year period ended February 28, 2025. In evaluating in the Fund’s performance, the Board considered the Fund’s long-short investment strategy and how that investment strategy had contributed to the Fund’s performance versus the long-only benchmark index.

After considering all of the information the Board concluded that the performance of each of the Funds was satisfactory under current market conditions and that the Adviser has the necessary expertise and resources in providing investment advisory services in accordance with each Fund’s investment objective and strategies. Although past performance is not a guarantee or indication of future results, the Board determined that each Fund and its shareholders were likely to benefit from the Adviser’s continued management.

Cost of Services Provided and Profits Realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s advisory fee, including a review of comparative expenses, expense components and peer group selection. The Board took into consideration that the advisory fee for each Fund was a “unitary fee,” meaning that each Fund pays no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to each Fund’s Rule 12b-1 Plan. The Board noted that the Adviser continues to be responsible for compensating each Fund’s other service providers and paying each Fund’s other expenses out of its own fees and resources, subject to the Sub-Adviser’s contractual agreement to assume such obligation in exchange for the profits, if any, generated by each Fund’s unitary fee. The Board also noted that the Adviser has contractually agreed to an advisory fee waiver that reduces the unitary fee for each of the GSPY ETF and GVLU ETF from 0.65% to 0.50% of each Fund’s average daily net assets through at least January 31, 2026. The Board also considered the overall profitability of the Adviser and examined the level of profits accrued to the Adviser from the fees payable under the Advisory Agreement.

The Board considered that the GSPY ETF’s advisory fee of 0.65% was above the GSPY Peer Group average of 0.447%, and that the Fund’s net expense ratio, after fee waivers, of 0.50% was above the GSPY Peer Group average of 0.436%.

The Board considered that the GVLU ETF’s advisory fee of 0.65% was above the GVLU Peer Group average of 0.439%, and that the Fund’s net expense ratio, after fee waivers, of 0.50% was in-line with the GVLU Peer Group average of 0.50%.

The Board considered that the SHRT ETF’s advisory fee of 1.35% was above the SHRT Peer Group average of 0.983%, and that the Fund’s expense ratio of 1.35% was below the SHRT Peer Group average of 1.535%.

The Board concluded that each Fund’s expense ratio and the advisory fee were fair and reasonable in light of the comparative performance, advisory fee and expense information and the investment management services provided to the Funds by the Adviser given the nature of each Fund’s investment strategy. The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates from their relationship with the Funds, and the profitability of each Fund’s unitary fee on an aggregate basis. The Board concluded that the fees had not been, and currently were not, excessive, and the Adviser had adequate financial resources to support its services to the Funds from the revenues of its overall investment advisory business.

Extent of Economies of Scale as the Funds Grow. The Board compared each Fund’s expenses relative to its applicable peer group and discussed realized and potential economies of scale. The Board considered the potential economies of scale that each Fund might realize under the structure of the advisory fee. The Board noted that the advisory fee did not contain any breakpoint reductions as each Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structure.

Benefits Derived from the Relationship with the Funds. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Funds. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Funds.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fee is reasonable in light of the services that the Adviser provides to each of the Funds; and (c) the approval of the renewal of the Advisory Agreement for an additional term ending April 30, 2026 was in the best interests of each Fund and its shareholders.

At the meeting held on April 3, 2025, the Board also considered the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) for the Funds, entered into between the Adviser and Gotham. Prior to this meeting, the Board requested and received materials to assist them in considering the renewal of the Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Sub-Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and the Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Sub-Advisory Agreement, due diligence materials prepared by the Sub-Adviser (including the due diligence response completed by the Sub-Adviser with respect to a specific request letter from outside legal counsel to the Trust and the Independent Trustees, the Sub-Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Sub-Adviser, biographical information of key management and compliance personnel, and the Sub-Adviser’s compliance manual and code of ethics) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Sub-Advisory Agreement for an additional one-year term.

Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of Gotham’s overall services provided to the Funds as well as its specific responsibilities in aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of Joel Greenblatt and Robert Goldstein who each serve as a portfolio manager for the Funds, as well as the responsibilities of other key personnel of Gotham involved in the day-to-day activities of the Funds. The Board reviewed the due diligence information provided by Gotham, including information regarding Gotham’s compliance program, its compliance personnel and compliance record, as well as Gotham’s cybersecurity program and business continuity plan. The Board noted that Gotham manages the Gotham Enhanced S&P 500 Index Fund (the “Gotham Mutual Fund”), an open-end mutual fund that utilizes a strategy similar to the strategy employed by the GSPY ETF. The Board noted that Gotham does not currently manage client accounts that utilize a strategy similar to the strategy employed by GVLU ETF, although Gotham does manage the strategy in a proprietary account. The Board noted that Gotham does not currently manage client accounts that utilize a strategy similar to the strategy employed by the SHRT ETF.

The Board also considered other services provided to the Funds, such as monitoring adherence to each Fund’s investment strategies and restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, monitoring the extent to which each of the Funds meets its investment objective as an actively-managed ETF and quarterly reporting to the Board. The Board noted that Gotham is responsible for the GSPY ETF and GVLU ETF’s investment selection, subject to oversight by the Adviser. The Board also noted that Gotham is responsible for SHRT ETF’s portfolio investment decisions and the trading of the SHRT ETF’s portfolio securities, subject to the supervision of the Adviser.

The Board concluded that Gotham had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement and managing the Funds and that the nature, overall quality and extent of the management services provided to the Funds, as well as Gotham’s compliance program, were satisfactory.

Investment Performance of the Fund and the Sub-Adviser. The Board considered the investment performance of each Fund and Gotham. The Board noted each Fund’s performance (at net asset value) against its respective benchmark index(es) and respective peer group. The Board noted that Gotham is responsible for selecting investments for each Fund.

The Board considered the performance of the GSPY ETF on an absolute basis, in comparison to its benchmark index (the S&P 500 Total Return Index), in comparison to the GSPY Peer Group, and in comparison to the Gotham Mutual Fund. The Board noted that the Fund underperformed the S&P 500 Total Return Index for the one-year, three-year and since inception periods ended February 28, 2025. The Board considered that the Fund was in-line with the GSPY Peer Group median and average over the one-year and three-year periods ended February 28, 2025. The Board also noted that the Fund ranked fourth out of eight funds in the GSPY Peer Group over the one-year period ended February 28, 2025, and third out of five funds in the GSPY Peer Group for the three-year period ended February 28, 2025. The Board also noted that the Fund’s performance was in-line with the performance of the Gotham Mutual Fund for relevant periods.

The Board considered the performance of the GVLU ETF on an absolute basis, in comparison to its primary benchmark index (the Russell 1000 Value Total Return Index), in comparison to a secondary benchmark index (the Russell 1000 Total Return Index), and in comparison to the GVLU Peer Group. The Board noted that the Fund underperformed each of the Russell 1000 Value Total Return Index and the Russell 1000 Total Return Index over the one-year and since-inception periods ended February 28, 2025. The Board considered that the Fund underperformed the GVLU Peer Group median and average over the one-year period ended February 28, 2025. The Board also noted that the Fund ranked seventh out of eight funds in the GVLU Peer Group over the one-year period ended February 28, 2025. The Board also reviewed the Fund’s performance relative to Gotham’s proprietary account with a similar investment strategy to that employed by the Fund for relevant periods.

The Board considered the performance of the SHRT ETF on an absolute basis, in comparison to its benchmark index (the S&P 500 Total Return Index), in comparison to a secondary benchmark index (the 50% Inverse of the S&P 500 Total Return Index), and in comparison to the SHRT Peer Group. The Board noted that the Fund underperformed the S&P 500 Total Return Index for the one-year, three-year, five-year, ten-year and since inception periods ended February 28, 2025. The Board noted that the Fund outperformed the 50% Inverse of the S&P 500 Total Return Index for all relevant periods. The Board considered that the Fund underperformed the SHRT Peer Group median and averages over the one-year and three-year periods ended February 28, 2025. The Board also noted that the Fund ranked last out of seven funds in the SHRT Peer Group over the one-year period ended February 28, 2025, and fourth out of five funds for the three-year period ended February 28, 2025.

After considering all of the information, the Board concluded that the performance of the Fund was satisfactory under current market conditions and that Gotham has the necessary expertise and resources in providing investment advisory services in accordance with the Fund’s investment objective and strategies. Although past performance is not a guarantee or indication of future results, the Board determined that the Fund and its shareholders were likely to benefit from Gotham’s continued management.

Cost of Services Provided and Profits Realized by the Sub-Adviser. The Board considered the structure of the sub-advisory fees paid by the Adviser to Gotham under the Sub-Advisory Agreement. The Board noted that the Adviser represented to the Board that the sub-advisory fees payable under the Sub-Advisory Agreement were reasonable in light of the services performed by Gotham. Since the sub-advisory fees are paid by the Adviser, the overall advisory fees paid by the Funds are not directly affected by the sub-advisory fees paid to Gotham. Consequently, the Board did not consider the cost of services provided by Gotham or profitability from its relationship with the Funds to be material factors for consideration given that Gotham is not affiliated with the Adviser and, therefore, the sub-advisory fees paid to Gotham were negotiated on an arm’s-length basis. Based on all of these factors, the Board concluded that the sub-advisory fees paid to Gotham by the Adviser reflected appropriate allocations of the advisory fees and were reasonable in light of the services provided by Gotham.

Extent of Economies of Scale as the Fund Grows. Since the sub-advisory fees payable to Gotham are not paid by the Funds, the Board did not consider whether the sub-advisory fees should reflect any realized or potential economies of scale that might be realized as each Fund’s assets increase.

Benefits Derived from the Relationship with the Fund. The Board considered the direct and indirect benefits that could be received by Gotham from its association with the Funds. The Board concluded that the benefits Gotham may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Funds.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Sub-Advisory Agreement are fair and reasonable; (b) the sub-advisory fees are reasonable in light of the services that Gotham provides to the Funds; and (c) the approval of the renewal of the Sub-Advisory Agreement for an additional term ending April 30, 2026 was in the best interests of the Fund and its shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Auditor letter will be filed here as an exhibit.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust I

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	December 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	December 4, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	December 4, 2025

* Print the name and title of each signing officer under his or her signature.